As filed with the Securities and Exchange Commission on November 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.91%	Held	Value
CONSUMER DISCRETIONARY - 14.69%
Auto Components - 2.23%
Johnson Controls, Inc.	252,400	$10,439,264
Automobiles - 4.68%
General Motors Company	365,500	10,972,310
Harley-Davidson, Inc.	68,400	3,755,160
Honda Motor Company Ltd. - ADR	240,900	7,202,910
		21,930,380
Media - 4.58%
Comcast Corp.	163,200	9,341,568
Discovery Communications, Inc. (a) (c)	234,400	6,101,432
The Interpublic Group of Companies, Inc.	190,400	3,642,352
Omnicom Group, Inc.	35,800	2,359,220
		21,444,572
Multiline Retail - 1.78%
Nordstrom, Inc.	51,900	3,721,749
Target Corp.	59,000	4,640,940
		8,362,689
Specialty Retail - 1.42%
Bed Bath & Beyond, Inc. (a)	116,900	6,665,638
TOTAL CONSUMER DISCRETIONARY		68,842,543

CONSUMER STAPLES - 2.37%
Food & Staples Retailing - 1.12%
Wal-Mart Stores, Inc.	80,700	5,232,588
Food Products - 1.25%
Bunge Ltd.	30,800	2,257,640
Kellogg Company	54,200	3,607,010
		5,864,650
TOTAL CONSUMER STAPLES		11,097,238

ENERGY - 10.10%
Oil, Gas & Consumable Fuels - 10.10%
Cobalt International Energy, Inc. (a)	1,370,600	9,703,848
Hess Corp.	183,000	9,160,980
Kosmos Energy Ltd. (a)	446,100	2,489,238
Marathon Oil Corp.	808,000	12,443,200
Murphy Oil Corp.	194,300	4,702,060
Royal Dutch Shell PLC - ADR	186,605	8,843,211
TOTAL ENERGY		47,342,537

FINANCIALS - 28.45%
Banks - 15.15%
Bank of America Corp.	1,235,922	19,255,665
Citigroup, Inc.	378,574	18,781,056
Citizens Financial Group, Inc.	309,200	7,377,512
JPMorgan Chase & Company	252,000	15,364,440
SunTrust Banks, Inc.	143,900	5,502,736
Wells Fargo & Company	91,634	4,705,406
		70,986,815
Capital Markets - 2.66%
The Bank of New York Mellon Corp.	60,700	2,376,405
The Goldman Sachs Group, Inc.	25,800	4,483,008
Morgan Stanley	67,600	2,129,400
State Street Corp.	52,100	3,501,641
		12,490,454

Consumer Finance - 1.92%
Capital One Financial Corp.	124,200	9,006,984
Insurance - 8.72%
The Allstate Corp.	103,300	6,016,192
American International Group, Inc.	380,000	21,591,600
The Chubb Corp.	51,600	6,328,740
Unum Group	215,500	6,913,240
		40,849,772
TOTAL FINANCIALS		133,334,025

HEALTH CARE - 11.36%
Health Care Equipment & Supplies - 2.87%
Medtronic PLC	134,482	9,002,225
Zimmer Biomet Holdings, Inc.	47,600	4,471,068
		13,473,293
Health Care Providers & Services - 3.75%
Anthem, Inc.	50,700	7,098,000
Express Scripts Holding Company (a)	72,700	5,885,792
Humana, Inc.	25,600	4,582,400
		17,566,192
Pharmaceuticals - 4.74%
GlaxoSmithKline PLC - ADR	302,300	11,623,435
Sanofi - ADR	222,800	10,576,316
		22,199,751
TOTAL HEALTH CARE		53,239,236

INDUSTRIALS - 9.50%
Aerospace & Defense - 2.78%
The Boeing Company	43,200	5,657,040
Embraer SA - ADR	100,900	2,581,022
Rockwell Collins, Inc.	58,800	4,812,192
		13,050,254
Electrical Equipment - 0.48%
Eaton Corp. PLC	43,900	2,252,070
Industrial Conglomerates - 0.48%
Koninklijke Philips NV	96,014	2,252,488
Machinery - 5.76%
CNH Industrial NV (c)	913,700	5,957,324
Cummins, Inc.	83,900	9,109,862
PACCAR, Inc.	72,700	3,792,759
Parker-Hannifin Corp.	58,200	5,662,860
Stanley Black & Decker, Inc.	25,300	2,453,594
		26,976,399
TOTAL INDUSTRIALS		44,531,211

INFORMATION TECHNOLOGY - 14.30%
Communications Equipment - 1.57%
Telefonaktiebolaget LM Ericsson - ADR	749,800	7,333,044
Electronic Equipment, Instruments & Components - 2.87%
Corning, Inc.	785,600	13,449,472
IT Services - 0.77%
International Business Machines Corp.	8,000	1,159,760
Teradata Corp. (a)	84,900	2,458,704
		3,618,464
Semiconductors & Semiconductor Equipment - 0.56%
Texas Instruments, Inc.	53,000	2,624,560
Software - 6.65%
Microsoft Corp.	369,500	16,354,070
Oracle Corp.	409,600	14,794,752
		31,148,822
Technology Hardware, Storage & Peripherals - 1.88%
Hewlett-Packard Company	344,600	8,825,206
TOTAL INFORMATION TECHNOLOGY		66,999,568

MATERIALS - 1.01%
Containers & Packaging - 0.55%
Packaging Corp. of America	43,100	2,592,896
Paper & Forest Products - 0.46%
International Paper Company	56,400	2,131,356
TOTAL MATERIALS		4,724,252

TELECOMMUNICATION SERVICES - 2.15%
Wireless Telecommunication Services - 2.15%
Vodafone Group PLC - ADR	317,563	10,079,450
TOTAL TELECOMMUNICATION SERVICES		10,079,450

UTILITIES - 4.98%
Electric Utilities - 2.06%
PPL Corp.	127,200	4,183,608
The Southern Company	121,800	5,444,460
		9,628,068
Independent Power and Renewable Electricity Producers - 2.92%
Calpine Corp. (a)	632,400	9,233,040
NRG Energy, Inc.	301,000	4,469,850
		13,702,890
TOTAL UTILITIES		23,330,958

Total common stocks (Cost $534,046,549)		463,521,018
Total long-term investments (Cost $534,046,549)		463,521,018

COLLATERAL FOR SECURITIES ON LOAN - 1.83%
Money Market Funds - 1.83%
Invesco Government & Agency Portfolio, 0.04%^	8,566,895	8,566,895
Total collateral for securities on loan (Cost $8,566,895)		8,566,895

	Principal
SHORT-TERM INVESTMENTS - 0.09%	Amount
Time Deposits - 0.09%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.03%, 10/01/2015*	$414,043	414,043
Total short-term investments (Cost $414,043)		414,043

Total investments - 100.83% (Cost $543,027,487)		472,501,956

Liabilities in excess of other assets - (0.83)%		(3,903,324)
Net assets - 100.00%		$468,598,632

(a)	- Non-income producing security.
(c)
- All or a portion of this security is on loan. The total market value of securities on loan was $8,320,197. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.27%	Held	Value
CONSUMER DISCRETIONARY - 13.55%
Auto Components - 2.37%
Johnson Controls, Inc.	359,900	$14,885,464
Automobiles - 4.79%
General Motors Company	492,200	14,775,844
Harley-Davidson, Inc.	89,000	4,886,100
Honda Motor Company Ltd. - ADR	346,600	10,363,340
		30,025,284
Media - 3.18%
Comcast Corp.	220,700	12,632,868
Discovery Communications, Inc. (a)	172,600	4,492,778
The Interpublic Group of Companies, Inc.	145,400	2,781,502
		19,907,148
Multiline Retail - 1.50%
Target Corp.	119,600	9,407,736
Specialty Retail - 1.71%
Bed Bath & Beyond, Inc. (a)	187,600	10,696,952
TOTAL CONSUMER DISCRETIONARY		84,922,584

CONSUMER STAPLES - 2.66%
Food & Staples Retailing - 1.35%
Wal-Mart Stores, Inc.	130,400	8,455,136
Food Products - 0.79%
Kellogg Company	74,000	4,924,700
Tobacco - 0.52%
Philip Morris International, Inc.	41,300	3,276,329
TOTAL CONSUMER STAPLES		16,656,165

ENERGY - 9.55%
Oil, Gas & Consumable Fuels - 9.55%
Hess Corp.	264,500	13,240,870
Marathon Oil Corp.	1,317,700	20,292,580
Murphy Oil Corp.	492,100	11,908,820
Royal Dutch Shell PLC - ADR (c)	304,011	14,407,081
TOTAL ENERGY		59,849,351

FINANCIALS - 30.06%
Banks - 15.38%
Bank of America Corp.	1,769,389	27,567,081
Citigroup, Inc.	543,568	26,966,408
Citizens Financial Group, Inc.	418,100	9,975,866
JPMorgan Chase & Company	392,200	23,912,434
Wells Fargo & Company	155,491	7,984,463
		96,406,252
Capital Markets - 2.48%
The Bank of New York Mellon Corp.	83,200	3,257,280
The Goldman Sachs Group, Inc.	34,900	6,064,224
State Street Corp.	92,300	6,203,483
		15,524,987
Consumer Finance - 2.02%
Capital One Financial Corp.	174,600	12,661,992
Insurance - 10.18%
The Allstate Corp.	140,000	8,153,600
American International Group, Inc.	577,300	32,802,186
The Chubb Corp.	95,500	11,713,075
Unum Group	348,200	11,170,256
		63,839,117
TOTAL FINANCIALS		188,432,348

HEALTH CARE - 11.30%
Health Care Equipment & Supplies - 3.40%
Medtronic PLC	181,500	12,149,610
Zimmer Biomet Holdings, Inc.	97,100	9,120,603
		21,270,213
Health Care Providers & Services - 3.03%
Anthem, Inc.	92,000	12,880,000
Humana, Inc.	34,200	6,121,800
		19,001,800
Pharmaceuticals - 4.87%
GlaxoSmithKline PLC - ADR	427,100	16,421,995
Sanofi - ADR	297,400	14,117,578
		30,539,573
TOTAL HEALTH CARE		70,811,586

INDUSTRIALS - 9.61%
Aerospace & Defense - 1.92%
The Boeing Company	71,300	9,336,735
Embraer SA - ADR	104,900	2,683,342
		12,020,077
Building Products - 0.67%
Owens Corning	100,000	4,191,000
Industrial Conglomerates - 0.48%
Koninklijke Philips NV	128,563	3,016,088
Machinery - 6.14%
CNH Industrial NV (c)	1,232,300	8,034,596
Cummins, Inc.	141,400	15,353,212
PACCAR, Inc.	113,800	5,936,946
Parker-Hannifin Corp.	94,100	9,155,930
		38,480,684
Professional Services - 0.40%
ManpowerGroup, Inc.	30,800	2,522,212
TOTAL INDUSTRIALS		60,230,061

INFORMATION TECHNOLOGY - 14.05%
Communications Equipment - 1.57%
Telefonaktiebolaget LM Ericsson - ADR	1,007,300	9,851,394
Electronic Equipment, Instruments & Components - 3.23%
Corning, Inc.	1,182,000	20,235,840
IT Services - 0.40%
International Business Machines Corp.	17,200	2,493,484
Software - 6.69%
Microsoft Corp.	499,400	22,103,444
Oracle Corp.	549,100	19,833,492
		41,936,936
Technology Hardware, Storage & Peripherals - 2.16%
Hewlett-Packard Company	528,000	13,522,080
TOTAL INFORMATION TECHNOLOGY		88,039,734

MATERIALS - 1.29%
Containers & Packaging - 0.56%
Packaging Corp. of America	58,200	3,501,312
Paper & Forest Products - 0.73%
International Paper Company	122,100	4,614,159
TOTAL MATERIALS		8,115,471

TELECOMMUNICATION SERVICES - 2.63%
Wireless Telecommunication Services - 2.63%
Vodafone Group PLC - ADR	520,054	16,506,514
TOTAL TELECOMMUNICATION SERVICES		16,506,514

UTILITIES - 5.57%
Electric Utilities - 2.64%
PPL Corp.	280,200	9,215,778
The Southern Company	164,000	7,330,800
		16,546,578
Independent Power and Renewable Electricity Producers - 2.93%
Calpine Corp. (a)	844,900	12,335,540
NRG Energy, Inc.	407,100	6,045,435
		18,380,975
TOTAL UTILITIES		34,927,553

Total common stocks (Cost $739,568,582)		628,491,367
Total long-term investments (Cost $739,568,582)		628,491,367

COLLATERAL FOR SECURITIES ON LOAN - 0.88%
Money Market Funds - 0.88%
Invesco Government & Agency Portfolio, 0.04%^	5,492,820	5,492,820
Total collateral for securities on loan (Cost $5,492,820)		5,492,820
	Principal
SHORT-TERM INVESTMENTS - 0.06%	Amount
Time Deposits - 0.06%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.03%, 10/01/2015*	$376,680	376,680
Total short-term investments (Cost $376,680)		376,680

Total investments - 101.21% (Cost $745,438,082)		634,360,867

Liabilities in excess of other assets - (1.21)%		(7,586,822)
Net assets - 100.00%		$626,774,045

(a)	- Non-income producing security.
(c)
- All or a portion of this security is on loan. The total market value of securities on loan was $5,260,073. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.29%	Held	Value
CONSUMER DISCRETIONARY - 16.77%
Auto Components - 2.97%
The Goodyear Tire & Rubber Company	2,734,000	$80,188,220
Household Durables - 1.96%
TRI Pointe Group, Inc. (a)	4,028,000	52,726,520
Media - 4.67%
Discovery Communications, Inc. (a)	1,435,900	37,376,477
The Interpublic Group of Companies, Inc.	1,264,900	24,197,537
News Corp.	3,083,500	38,913,770
Omnicom Group, Inc.	386,000	25,437,400
		125,925,184
Multiline Retail - 1.89%
Kohl's Corp.	1,102,300	51,047,513
Specialty Retail - 5.28%
Bed Bath & Beyond, Inc. (a)	841,400	47,976,628
Best Buy Company, Inc.	719,900	26,722,688
Office Depot, Inc. (a)	2,889,300	18,549,306
Rent-A-Center, Inc.	912,100	22,118,425
Staples, Inc.	2,310,500	27,102,165
		142,469,212
TOTAL CONSUMER DISCRETIONARY		452,356,649

CONSUMER STAPLES - 2.08%
Food Products - 2.08%
Bunge Ltd.	767,200	56,235,760
TOTAL CONSUMER STAPLES		56,235,760

ENERGY - 13.62%
Energy Equipment & Services - 1.07%
McDermott International, Inc. (a)	3,594,500	15,456,350
Rowan Companies PLC	838,000	13,533,700
		28,990,050
Oil, Gas & Consumable Fuels - 12.55%
Cairn Energy PLC (a) (b) (f)	32,297,400	68,599,424
Cobalt International Energy, Inc. (a)	11,880,400	84,113,232
Comstock Resources, Inc. (b)	5,614,800	10,724,268
Hess Corp.	135,900	6,803,154
Kosmos Energy Ltd. (a)	10,510,800	58,650,264
Marathon Oil Corp.	1,974,900	30,413,460
Ophir Energy PLC (a) (b) (f)	58,180,300	79,293,751
		338,597,553
TOTAL ENERGY		367,587,603

FINANCIALS - 32.11%
Banks - 15.50%
CIT Group, Inc.	1,040,000	41,631,200
Citizens Financial Group, Inc.	3,308,300	78,936,038
Fifth Third Bancorp	1,256,000	23,750,960
Popular, Inc.	3,083,000	93,199,090
Regions Financial Corp.	9,301,600	83,807,416
SunTrust Banks, Inc.	2,241,700	85,722,608
Zions Bancorporation	402,100	11,073,834
		418,121,146
Consumer Finance - 0.75%
Santander Consumer USA Holdings, Inc. (a)	989,100	20,197,422
Insurance - 13.07%
Alleghany Corp. (a)	68,300	31,971,913
Brown & Brown, Inc.	1,967,800	60,942,766
Enstar Group Ltd. (a)	98,240	14,736,000
Old Republic International Corp.	1,831,200	28,639,968
Unum Group	1,887,700	60,557,416
White Mountains Insurance Group Ltd.	111,830	83,570,559
Willis Group Holdings PLC (c)	1,764,700	72,299,759
		352,718,381
Real Estate Investment Trusts - 1.52%
Corrections Corp. of America	486,700	14,377,118
The GEO Group, Inc.	896,500	26,661,910
		41,039,028
Thrifts & Mortgage Finance - 1.27%
PHH Corp. (a)	2,435,000	34,382,200
TOTAL FINANCIALS		866,458,177

INDUSTRIALS - 7.85%
Aerospace & Defense - 1.07%
Embraer SA - ADR	1,128,200	28,859,356

Air Freight & Logistics - 2.83%
Royal Mail PLC (f)		10,984,000	76,320,298
Machinery - 3.15%
Allison Transmission Holdings, Inc.		517,500	13,812,075
Navistar International Corp. (a) (b) (c)		5,605,800	71,305,776
			85,117,851
Road & Rail - 0.80%
Con-way, Inc.		454,100	21,547,045
TOTAL INDUSTRIALS			211,844,550

INFORMATION TECHNOLOGY - 17.31%
Communications Equipment - 3.59%
ARRIS Group, Inc. (a)		3,729,100	96,844,727
Electronic Equipment, Instruments & Components - 8.06%
Avnet, Inc.		1,799,200	76,789,856
CDW Corp.		956,700	39,090,762
Corning, Inc.		3,550,100	60,777,712
Ingram Micro, Inc.		1,498,900	40,830,036
			217,488,366
IT Services - 1.03%
Teradata Corp. (a)		961,900	27,856,624
Semiconductors & Semiconductor Equipment - 3.53%
Marvell Technology Group Ltd.		4,987,500	45,136,875
ON Semiconductor Corp. (a)		5,334,800	50,147,120
			95,283,995
Software - 1.10%
Symantec Corp.		1,340,000	26,089,800
Xura, Inc. (a)		152,680	3,416,978
			29,506,778
TOTAL INFORMATION TECHNOLOGY			466,980,490

UTILITIES - 9.55%
Electric Utilities - 4.83%
Great Plains Energy, Inc.		4,046,700	109,341,834
PPL Corp.		636,600	20,937,774
			130,279,608
Independent Power and Renewable Electricity Producers - 4.72%
Calpine Corp. (a)		6,120,200	89,354,920
NRG Energy, Inc.		2,554,700	37,937,295
			127,292,215
TOTAL UTILITIES			257,571,823

Total common stocks (Cost $3,007,805,921)			2,679,035,052

Total long-term investments (Cost $3,007,805,921)			2,679,035,052

COLLATERAL FOR SECURITIES ON LOAN - 2.25%
Money Market Funds - 2.25%
Invesco Government & Agency Portfolio, 0.04%^		60,688,831	60,688,831
Total collateral for securities on loan (Cost $60,688,831)			60,688,831
	Principal
SHORT-TERM INVESTMENTS - 0.05%	Amount
Time Deposits - 0.05%
Banco Santander SA, 0.03%, 10/01/2015*		$1,292,429	1,292,429
Brown Brothers Harriman & Co., 0.06%, 10/01/2015*	GBP	30	45
Total short-term investments (Cost $1,292,474)			1,292,474

Total investments - 101.59% (Cost $3,069,787,226)			2,741,016,357

Liabilities in excess of other assets - (1.59)%			(42,971,547)

Net assets - 100.00%			$2,698,044,810

(a)	- Non-income producing security.
(b)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2015, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2015	Additions	Reductions	September 30, 2015	Income	September 30, 2015
Cairn Energy PLC	30,408,600	1,888,800	-	32,297,400	$-	$68,599,424
Comstock Resources, Inc.	5,728,300	-	113,500	5,614,800	-	10,724,268
Con-way, Inc. +	2,811,800	55,100	2,412,800	454,100	425,850	21,547,045
Navistar International Corp.	3,732,600	1,873,200	-	5,605,800	-	71,305,776
Ophir Energy PLC	49,018,000	9,162,300	-	58,180,300	-	79,293,751
					$425,850
+ Issuer was not an affiliate as of September 30, 2015.

(c)
- All or a portion of this security is on loan. The total market value of securities on loan was $59,275,144. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(f)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $224,213,473, which represented 8.31% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of September 30, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.93%	Held	Value
CONSUMER DISCRETIONARY - 8.24%
Hotels, Restaurants & Leisure - 0.90%
Golden Entertainment, Inc. (a)	98,500	$891,425
Ruby Tuesday, Inc. (a)	1,313,700	8,158,077
		9,049,502
Household Durables - 4.43%
M/I Homes, Inc. (a)	554,000	13,063,320
TRI Pointe Group, Inc. (a)	1,202,000	15,734,180
William Lyon Homes (a)	768,600	15,833,160
		44,630,660
Specialty Retail - 2.91%
Sonic Automotive, Inc.	1,438,400	29,372,128
TOTAL CONSUMER DISCRETIONARY		83,052,290

ENERGY - 4.55%
Energy Equipment & Services - 1.80%
McDermott International, Inc. (a)	1,378,300	5,926,690
Rowan Companies PLC	755,000	12,193,250
		18,119,940
Oil, Gas & Consumable Fuels - 2.75%
Cairn Energy PLC (a) (f)	3,342,600	7,099,656
Cobalt International Energy, Inc. (a)	1,199,300	8,491,044
Kosmos Energy Ltd. (a)	1,607,500	8,969,850
Rockhopper Exploration PLC (a) (f)	5,203,200	3,128,209
		27,688,759
TOTAL ENERGY		45,808,699

FINANCIALS - 23.27%
Banks - 8.40%
Associated Banc-Corp	482,500	8,670,525
First BanCorp (a)	1,851,100	6,589,916
First Horizon National Corp.	1,524,331	21,615,014
First Niagara Financial Group, Inc.	1,903,000	19,429,630
Investors Bancorp, Inc.	276,500	3,412,010
Popular, Inc.	826,700	24,991,141
		84,708,236
Capital Markets - 0.82%
Oppenheimer Holdings, Inc.	413,800	8,280,138
Insurance - 8.22%
Aspen Insurance Holdings Ltd.	45,400	2,109,738
Employers Holdings, Inc.	45,600	1,016,424
Endurance Specialty Holdings Ltd.	9,300	567,579
Enstar Group Ltd. (a)	142,400	21,360,000
Global Indemnity PLC (a)	380,036	9,945,542
Horace Mann Educators Corp.	1,400,000	46,508,000
National Western Life Insurance Company	5,800	1,291,660
		82,798,943
Real Estate Investment Trusts - 4.31%
The GEO Group, Inc.	1,132,496	33,680,431
Granite Real Estate Investment Trust	347,400	9,807,102
		43,487,533
Thrifts & Mortgage Finance - 1.52%
PHH Corp. (a)	686,200	9,689,144
Washington Federal, Inc.	245,900	5,594,225
		15,283,369
TOTAL FINANCIALS		234,558,219

HEALTH CARE - 8.60%
Health Care Equipment & Supplies - 0.69%
Invacare Corp.	484,400	7,009,268
Health Care Providers & Services - 6.78%
Hanger, Inc. (a) (b)	2,319,200	31,633,888
LifePoint Health, Inc. (a)	304,300	21,574,870
WellCare Health Plans, Inc. (a)	175,700	15,141,826
		68,350,584
Pharmaceuticals - 1.13%
Taro Pharmaceutical Industries Ltd. (a)	79,400	11,345,466
TOTAL HEALTH CARE		86,705,318

INDUSTRIALS - 25.60%
Building Products - 3.46%
Masonite International Corp. (a)	575,000	34,833,500
Commercial Services & Supplies - 0.52%
The Brink's Company	193,600	5,229,136
Construction & Engineering - 3.71%
KBR, Inc.	1,369,900	22,822,534
Tutor Perini Corp. (a)	884,900	14,565,454
		37,387,988
Machinery - 7.35%
CIRCOR International, Inc.	165,800	6,651,896
EnPro Industries, Inc.	675,200	26,447,584

Harsco Corp.	353,300	3,204,431
Meritor, Inc. (a)	1,178,800	12,530,644
Miller Industries, Inc. (b)	848,800	16,585,552
Navistar International Corp. (a) (c)	679,800	8,647,056
		74,067,163
Marine - 2.60%
Matson, Inc.	681,900	26,246,331
Professional Services - 0.79%
Heidrick & Struggles International, Inc.	121,400	2,361,230
Hudson Global, Inc. (a) (b)	2,266,700	5,644,083
		8,005,313
Road & Rail - 3.23%
Con-way, Inc.	685,700	32,536,465
Trading Companies & Distributors - 3.94%
Rush Enterprises, Inc. (a) (b)	1,639,500	39,675,900
TOTAL INDUSTRIALS		257,981,796

INFORMATION TECHNOLOGY - 10.81%
Communications Equipment - 3.92%
ARRIS Group, Inc. (a)	1,025,200	26,624,444
Extreme Networks, Inc. (a)	3,833,600	12,880,896
		39,505,340
Semiconductors & Semiconductor Equipment - 3.30%
Diodes, Inc. (a)	793,300	16,952,821
ON Semiconductor Corp. (a)	1,731,700	16,277,980
		33,230,801
Software - 1.66%
Xura, Inc. (a)	746,810	16,713,608
Technology Hardware, Storage & Peripherals - 1.93%
QLogic Corp. (a)	1,903,900	19,514,975
TOTAL INFORMATION TECHNOLOGY		108,964,724

MATERIALS - 6.80%
Chemicals - 1.05%
American Vanguard Corp.	910,800	10,528,848
Metals & Mining - 4.21%
Century Aluminum Company (a)	1,435,000	6,601,000
Horsehead Holding Corp. (a) (c)	2,295,100	6,977,104
Kaiser Aluminum Corp.	66,700	5,352,675
Noranda Aluminum Holding Corp. (b)	800,216	1,312,354
Real Industry, Inc. (a) (b)	2,518,508	22,213,241
		42,456,374
Paper & Forest Products - 1.54%
Louisiana-Pacific Corp. (a)	1,092,700	15,560,048
TOTAL MATERIALS		68,545,270

UTILITIES - 8.06%
Electric Utilities - 7.12%
Great Plains Energy, Inc.	2,098,000	56,687,960
Portland General Electric Company	352,400	13,028,228
Westar Energy, Inc.	52,300	2,010,412
		71,726,600
Independent Power and Renewable Electricity Producers - 0.94%
NRG Energy, Inc.	638,599	9,483,195
TOTAL UTILITIES		81,209,795

Total common stocks (Cost $1,044,323,230)		966,826,111

INVESTMENT COMPANIES - 1.51%
Exchange Traded Funds - 1.51%
iShares Russell 2000 Value Index Fund (c)	168,600	15,190,860
Total investment companies (Cost $13,147,171)		15,190,860

Total long-term investments (Cost $1,057,470,401)		982,016,971

COLLATERAL FOR SECURITIES ON LOAN - 1.26%
Money Market Funds - 1.26%
Invesco Government & Agency Portfolio, 0.04%^	12,670,994	12,670,994
Total collateral for securities on loan (Cost $12,670,994)		12,670,994
	Principal
SHORT-TERM INVESTMENTS - 2.91%	Amount
Time Deposits - 2.91%
Wells Fargo & Company, 0.03%, 10/01/2015*	$29,315,188	29,315,188
Total short-term investments (Cost $29,315,188)		29,315,188

Total investments - 101.61% (Cost $1,099,456,583)		1,024,003,153
Liabilities in excess of other assets - (1.61)%		(16,172,723)

Net assets - 100.00%		$1,007,830,430

(a)	- Non-income producing security.
(b)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2015, is set forth below:

	Share Balance At				Share Balance At	Dividend	Value At
Issuer Name	July 1, 2015	Additions	Reductions		September 30, 2015	Income	September 30, 2015
Hanger, Inc.	1,631,900	687,300	-		2,319,200	$-	$31,633,888
Hudson Global, Inc.	2,266,700	-	-		2,266,700	-	5,644,083
Miller Industries, Inc.	848,800	-	-		848,800	135,808	16,585,552
Noranda Aluminum Holding Corp.	5,601,500	-	4,801,284	+	800,216	-	1,312,354
Real Industry, Inc.	2,518,508	-	-		2,518,508	-	22,213,241
Rush Enterprises, Inc.	1,581,100	58,400	-		1,639,500	-	39,675,900
						$135,808
+ Reduced due to reverse stock split.

(c)
- All or a portion of this security is on loan. The total market value of securities on loan was $12,320,519. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(f)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $10,227,865, which represented 1.01% of net assets. See Security Valuation below.

^	- Rate shown is the 7-day yield as of September 30, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.45%	Held	Value
CONSUMER DISCRETIONARY - 13.39%
Auto Components - 2.70%
American Axle & Manufacturing Holdings, Inc. (a)	2,255	$44,965
Cooper-Standard Holding, Inc. (a)	564	32,712
Federal-Mogul Holdings Corp. (a)	3,957	27,026
Metaldyne Performance Group, Inc.	2,070	43,491
Modine Manufacturing Company (a)	7,254	57,088
Motorcar Parts of America, Inc. (a)	503	15,764
Shiloh Industries, Inc. (a)	4,770	38,637
Standard Motor Products, Inc.	775	27,032
Strattec Security Corp.	656	41,367
Tower International, Inc. (a)	1,839	43,695
		371,777
Distributors - 0.10%
Weyco Group, Inc.	516	13,953
Diversified Consumer Services - 0.47%
American Public Education, Inc. (a)	1,722	40,381
Capella Education Company	239	11,835
DeVry Education Group, Inc.	441	12,000
		64,216
Hotels, Restaurants & Leisure - 0.92%
Golden Entertainment, Inc. (a)	5,175	46,834
Nathan's Famous, Inc.	1,044	39,693
Speedway Motorsports, Inc.	1,399	25,252
Tropicana Entertainment, Inc. (a)	975	15,756
		127,535
Household Durables - 2.13%
CSS Industries, Inc.	1,515	39,905
Ethan Allen Interiors, Inc.	1,132	29,896
LGI Homes, Inc. (a)	1,489	40,486
M/I Homes, Inc. (a)	1,699	40,062
Skullcandy, Inc. (a)	5,994	33,147
Taylor Morrison Home Corp. (a)	2,365	44,132
William Lyon Homes (a)	2,018	41,571
ZAGG, Inc. (a)	3,593	24,396
		293,595
Internet & Catalog Retail - 0.66%
FTD Companies, Inc. (a)	1,036	30,873
Lands' End, Inc. (a)	1,197	32,331
PetMed Express, Inc.	1,719	27,676
		90,880
Leisure Products - 0.87%
Arctic Cat, Inc.	1,773	39,325
Johnson Outdoors, Inc.	1,936	40,849
Malibu Boats, Inc. (a)	2,819	39,410
		119,584
Media - 1.47%
Entercom Communications Corp. (a)	4,024	40,884
Meredith Corp.	281	11,965
The New York Times Company	1,162	13,723
Saga Communications, Inc.	1,582	53,171
Salem Media Group, Inc.	5,231	32,014
Time, Inc.	2,068	39,395
Townsquare Media, Inc. (a)	1,156	11,294
		202,446
Specialty Retail - 2.34%
America's Car-Mart, Inc. (a)	850	28,127
The Buckle, Inc.	646	23,883
The Cato Corp.	375	12,761
Destination Maternity Corp.	2,714	25,023
Francesca's Holdings Corp. (a)	2,281	27,897
Hibbett Sports, Inc. (a)	327	11,448
Office Depot, Inc. (a)	1,722	11,055
Outerwall, Inc.	710	40,420
Sears Hometown and Outlet Stores, Inc. (a)	7,907	63,334
Tilly's, Inc. (a)	3,060	22,522
Zumiez, Inc. (a)	3,617	56,534
		323,004
Textiles, Apparel & Luxury Goods - 1.73%
Deckers Outdoor Corp. (a)	627	36,404
Iconix Brand Group, Inc. (a)	3,311	44,764
Movado Group, Inc.	1,586	40,966
Rocky Brands, Inc.	1,603	22,747
Steven Madden Ltd. (a)	716	26,220

Vera Bradley, Inc. (a)	3,236	40,806
Vince Holding Corp. (a)	7,695	26,394
		238,301
TOTAL CONSUMER DISCRETIONARY		1,845,291

CONSUMER STAPLES - 2.42%
Food & Staples Retailing - 0.19%
Weis Markets, Inc.	616	25,718
Food Products - 1.05%
Dean Foods Company	2,701	44,621
Omega Protein Corp. (a)	2,473	41,967
Sanderson Farms, Inc.	852	58,421
		145,009
Personal Products - 0.89%
Nature's Sunshine Products, Inc.	3,613	43,284
Nu Skin Enterprises, Inc.	1,220	50,361
Nutraceutical International Corp. (a)	1,241	29,300
		122,945
Tobacco - 0.29%
Universal Corp.	810	40,152
TOTAL CONSUMER STAPLES		333,824

ENERGY - 5.93%
Energy Equipment & Services - 2.78%
Atwood Oceanics, Inc.	1,550	22,956
CARBO Ceramics, Inc.	1,755	33,327
CSI Compressco LP	1,849	23,131
Forum Energy Technologies, Inc. (a)	1,669	20,378
Geospace Technologies Corp. (a)	2,793	38,571
Gulf Island Fabrication, Inc.	2,195	23,113
Matrix Service Company (a)	1,829	41,098
Newpark Resources, Inc. (a)	7,569	38,753
Tesco Corp.	7,114	50,795
Tidewater, Inc.	1,994	26,201
Unit Corp. (a)	3,652	41,122
US Silica Holdings, Inc.	1,683	23,713
		383,158
Oil, Gas & Consumable Fuels - 3.15%
Columbia Pipeline Partners LP	2,141	27,105
CVR Refining LP	1,630	31,166
Delek US Holdings, Inc.	816	22,603
Denbury Resources, Inc.	20,519	50,066
Green Plains, Inc.	1,529	29,754
Northern Tier Energy LP	1,228	27,998
Pacific Ethanol, Inc. (a)	4,144	26,895
Panhandle Oil and Gas, Inc.	2,290	37,006
PrimeEnergy Corp. (a)	557	41,218
REX American Resources Corp. (a)	1,101	55,734
RSP Permian, Inc. (a)	1,672	33,858
VAALCO Energy, Inc. (a)	29,632	50,374
		433,777
TOTAL ENERGY		816,935

FINANCIALS - 27.78%
Banks - 15.16%
1st Source Corp.	541	16,663
Access National Corp.	851	17,335
American National Bankshares, Inc.	2,655	62,260
Ames National Corp.	635	14,561
Associated Banc-Corp	2,941	52,850
The Bancorp, Inc. (a)	6,776	51,633
Bank of Hawaii Corp.	230	14,603
Bank of Marin Bancorp	910	43,671
Bar Harbor Bankshares	484	15,483
BBCN Bancorp, Inc.	4,138	62,153
Bridge Bancorp, Inc.	630	16,827
C&F Financial Corp.	1,632	59,731
Camden National Corp.	1,389	56,116
Central Valley Community Bancorp	4,056	49,037
City Holding Company	333	16,417
First Bancorp	3,641	61,897
First BanCorp (a)	15,804	56,262
First Bancorp, Inc.	791	15,108
First Citizens BancShares, Inc.	182	41,132
First Community Bancshares, Inc.	902	16,146
First Financial Bancorp	2,568	48,997
First Financial Corp.	1,735	56,127
First Horizon National Corp.	3,660	51,899
First Niagara Financial Group, Inc.	5,949	60,739
Flushing Financial Corp.	1,545	30,931

Fulton Financial Corp.	2,558	30,952
Great Southern Bancorp, Inc.	403	17,450
Hanmi Financial Corp.	1,136	28,627
Heritage Financial Corp.	968	18,218
HomeTrust Bancshares, Inc. (a)	1,529	28,363
International Bancshares Corp.	2,149	53,789
LCNB Corp.	2,096	33,934
Merchants Bancshares, Inc.	1,122	32,987
Monarch Financial Holdings, Inc.	3,644	45,149
National Bankshares, Inc.	1,504	46,789
Northrim BanCorp, Inc.	2,082	60,232
Orrstown Financial Services, Inc.	3,221	54,306
Pacific Continental Corp.	4,575	60,893
Peapack Gladstone Financial Corp.	1,374	29,088
Peoples Bancorp, Inc.	1,314	27,318
Popular, Inc.	1,860	56,228
Premier Financial Bancorp, Inc.	3,896	55,479
Republic Bancorp, Inc.	2,302	56,514
Sandy Spring Bancorp, Inc.	1,197	31,337
Shore Bancshares, Inc.	5,856	56,920
Sierra Bancorp	2,481	39,597
Suffolk Bancorp	1,512	41,308
Summit Financial Group, Inc.	2,669	31,387
TriCo Bancshares	1,969	48,378
Triumph Bancorp, Inc. (a)	3,368	56,582
Trustmark Corp.	1,962	45,460
Valley National Bancorp	1,483	14,593
		2,090,456
Capital Markets - 0.39%
Oppenheimer Holdings, Inc.	2,651	53,047
Consumer Finance - 0.17%
Nelnet, Inc.	687	23,777
Insurance - 4.34%
Ambac Financial Group, Inc. (a)	3,294	47,664
Crawford & Company	4,172	23,321
Employers Holdings, Inc.	2,282	50,866
Greenlight Capital Re Ltd. (a)	1,554	34,623
Hallmark Financial Services, Inc. (a)	5,323	61,162
Horace Mann Educators Corp.	1,238	41,126
Kansas City Life Insurance Company	660	31,013
Kemper Corp.	1,199	42,409
Kingsway Financial Services, Inc. (a)	5,195	24,053
MBIA, Inc. (a)	1,690	10,275
National Western Life Insurance Company	252	56,120
The Navigators Group, Inc. (a)	202	15,752
Selective Insurance Group, Inc.	521	16,182
State Auto Financial Corp.	2,005	45,734
Symetra Financial Corp.	1,781	56,352
Third Point Reinsurance Ltd. (a)	3,103	41,735
		598,387
Real Estate Investment Trusts - 2.17%
Altisource Residential Corp.	1,789	24,903
Arbor Realty Trust, Inc.	6,812	43,324
Ares Commercial Real Estate Corp.	2,155	25,838
Cherry Hill Mortgage Investment Corp.	1,725	26,272
Chimera Investment Corp.	2,130	28,478
The GEO Group, Inc.	1,623	48,268
MFA Financial, Inc.	1,966	13,388
Parkway Properties, Inc.	3,527	54,881
Resource Capital Corp.	1,982	22,139
ZAIS Financial Corp.	872	11,685
		299,176
Thrifts & Mortgage Finance - 5.55%
Astoria Financial Corp.	2,703	43,518
Brookline Bancorp, Inc.	3,190	32,347
Cape Bancorp, Inc.	2,536	31,472
Charter Financial Corp.	1,314	16,662
Clifton Bancorp, Inc.	1,139	15,809
Dime Community Bancshares, Inc.	2,513	42,470
ESSA Bancorp, Inc.	4,807	62,682
Flagstar Bancorp, Inc. (a)	2,857	58,740
HomeStreet, Inc. (a)	2,630	60,753
OceanFirst Financial Corp.	1,643	28,292
Oritani Financial Corp.	2,195	34,286
PennyMac Financial Services, Inc. (a)	1,712	27,392
PHH Corp. (a)	3,380	47,726
Provident Financial Holdings, Inc.	3,323	55,760
Territorial Bancorp, Inc.	2,440	63,537
TrustCo Bank Corp.	4,624	27,004
Washington Federal, Inc.	2,516	57,239

Waterstone Financial, Inc.	1,222	16,473
Westfield Financial, Inc.	5,631	43,077
		765,239
TOTAL FINANCIALS		3,830,082

HEALTH CARE - 1.92%
Biotechnology - 0.12%
Myriad Genetics, Inc. (a)	432	16,191
Health Care Equipment & Supplies - 0.66%
Anika Therapeutics, Inc. (a)	922	29,348
Exactech, Inc. (a)	1,505	26,232
Halyard Health, Inc. (a)	755	21,472
Meridian Bioscience, Inc.	841	14,381
		91,433
Health Care Providers & Services - 1.14%
The Ensign Group, Inc.	338	14,409
Hanger, Inc. (a)	3,792	51,722
LifePoint Health, Inc. (a)	412	29,211
National HealthCare Corp.	238	14,492
Select Medical Holdings Corp.	2,078	22,422
Triple-S Management Corp. (a)	1,392	24,792
		157,048
TOTAL HEALTH CARE		264,672

INDUSTRIALS - 17.97%
Aerospace & Defense - 1.88%
Breeze-Eastern Corp. (a)	3,533	49,391
Ducommun, Inc. (a)	619	12,423
Engility Holdings, Inc.	1,231	31,735
Erickson, Inc. (a)	3,739	11,703
LMI Aerospace, Inc. (a)	5,393	55,441
National Presto Industries, Inc.	582	49,039
Vectrus, Inc. (a)	2,218	48,885
		258,617
Air Freight & Logistics - 0.58%
Forward Air Corp.	279	11,576
Hub Group, Inc. (a)	391	14,236
Park-Ohio Holdings Corp.	1,888	54,488
		80,300
Building Products - 0.61%
Masonite International Corp. (a)	658	39,861
Quanex Building Products Corp.	1,457	26,474
Universal Forest Products, Inc.	300	17,304
		83,639
Commercial Services & Supplies - 1.97%
Atento SA (a)	1,087	11,468
The Brink's Company	1,137	30,710
Deluxe Corp.	753	41,972
Ennis, Inc.	874	15,173
Essendant, Inc.	1,180	38,267
Matthews International Corp.	286	14,005
NL Industries, Inc. (a)	15,035	44,955
Performant Financial Corp. (a)	20,462	49,518
Steelcase, Inc.	790	14,544
West Corp.	479	10,730
		271,342
Construction & Engineering - 1.14%
KBR, Inc.	3,286	54,745
MYR Group, Inc. (a)	1,004	26,305
Orion Marine Group, Inc. (a)	2,089	12,492
Primoris Services Corp.	3,512	62,900
		156,442
Electrical Equipment - 0.45%
Preformed Line Products Company	1,671	62,078
Machinery - 7.73%
Alamo Group, Inc.	570	26,648
Altra Industrial Motion Corp.	586	13,548
Blount International, Inc. (a)	4,913	27,365
Chart Industries, Inc. (a)	1,900	36,499
Columbus McKinnon Corp.	3,241	58,856
Commercial Vehicle Group, Inc. (a)	10,342	41,678
Douglas Dynamics, Inc.	731	14,518
The Eastern Company	1,641	26,584
Graham Corp.	3,046	53,762
Hardinge, Inc.	5,795	53,198
Hillenbrand, Inc.	1,045	27,180
Hurco Companies, Inc.	1,938	50,853
Hyster-Yale Materials Handling, Inc.	652	37,705
Jason Industries, Inc. (a)	8,478	37,134
Kadant, Inc.	330	12,873

LB Foster Company	4,285	52,620
Luxfer Holdings PLC - ADR	4,897	52,839
Manitex International, Inc. (a)	9,306	52,300
Meritor, Inc. (a)	5,214	55,425
Miller Industries, Inc.	2,628	51,351
Mueller Industries, Inc.	1,344	39,756
Navistar International Corp. (a)	4,090	52,025
Supreme Industries, Inc.	1,856	15,460
Titan International, Inc.	6,162	40,731
TriMas Corp. (a)	1,785	29,185
Twin Disc, Inc.	3,946	48,970
Wabash National Corp. (a)	5,275	55,861
		1,064,924
Marine - 0.21%
Matson, Inc.	759	29,214
Professional Services - 2.48%
Barrett Business Services, Inc.	1,216	52,204
CBIZ, Inc. (a)	1,576	15,476
CRA International, Inc. (a)	1,737	37,484
FTI Consulting, Inc. (a)	731	30,344
Heidrick & Struggles International, Inc.	2,581	50,200
Hill International, Inc. (a)	2,941	9,646
Kelly Services, Inc.	1,795	25,381
Korn/Ferry International	445	14,716
Mistras Group, Inc. (a)	799	10,267
Navigant Consulting, Inc. (a)	1,034	16,451
Resources Connection, Inc.	1,912	28,814
RPX Corp. (a)	3,758	51,561
		342,544
Road & Rail - 0.40%
Con-way, Inc.	1,175	55,754
Trading Companies & Distributors - 0.25%
Titan Machinery, Inc. (a)	3,035	34,842
Transportation Infrastructure - 0.27%
Wesco Aircraft Holdings, Inc. (a)	3,035	37,027
TOTAL INDUSTRIALS		2,476,723

INFORMATION TECHNOLOGY - 16.12%
Communications Equipment - 2.03%
ADTRAN, Inc.	926	13,520
ClearOne, Inc.	2,402	28,296
Comtech Telecommunications Corp.	1,614	33,265
Digi International, Inc. (a)	3,072	36,219
Mitel Networks Corp. (a)	1,743	11,242
NETGEAR, Inc. (a)	1,945	56,735
Plantronics, Inc.	577	29,340
TESSCO Technologies, Inc.	1,885	39,660
Ubiquiti Networks, Inc.	946	32,060
		280,337
Electronic Equipment, Instruments & Components - 5.76%
Anixter International, Inc. (a)	409	23,632
AVX Corp.	2,134	27,934
Benchmark Electronics, Inc. (a)	2,550	55,488
Control4 Corp. (a)	5,795	47,287
Daktronics, Inc.	6,784	58,817
Electro Rent Corp.	5,375	55,793
II-VI, Inc. (a)	834	13,411
Insight Enterprises, Inc. (a)	2,228	57,594
MTS Systems Corp.	207	12,443
Park Electrochemical Corp.	2,366	41,618
PC Connection, Inc.	1,902	39,428
PCM, Inc. (a)	4,723	42,696
Plexus Corp. (a)	748	28,858
Rofin-Sinar Technologies, Inc. (a)	569	14,754
Sanmina Corp. (a)	2,084	44,535
ScanSource, Inc. (a)	1,186	42,056
Tech Data Corp. (a)	878	60,142
TTM Technologies, Inc. (a)	4,507	28,079
Vishay Intertechnology, Inc.	5,569	53,964
Vishay Precision Group, Inc. (a)	3,936	45,618
		794,147
Internet Software & Services - 1.06%
DHI Group, Inc. (a)	5,267	38,502
j2 Global, Inc.	227	16,083
Liquidity Services, Inc. (a)	7,721	57,057
RetailMeNot, Inc. (a)	869	7,161
Travelzoo, Inc. (a)	3,318	27,440
		146,243
IT Services - 2.12%
Booz Allen Hamilton Holding Corp.	557	14,599

CACI International, Inc. (a)	356	26,333
Computer Services, Inc.	347	14,401
Computer Task Group, Inc.	8,432	52,194
CSG Systems International, Inc.	972	29,938
Datalink Corp. (a)	9,301	55,527
Higher One Holdings, Inc. (a)	27,002	53,194
MoneyGram International, Inc. (a)	4,304	34,518
Science Applications International Corp.	286	11,500
		292,204
Semiconductors & Semiconductor Equipment - 2.72%
Amkor Technology, Inc. (a)	9,031	40,549
Cirrus Logic, Inc. (a)	2,193	69,100
Lattice Semiconductor Corp. (a)	10,463	40,283
OmniVision Technologies, Inc. (a)	2,441	64,101
Photronics, Inc. (a)	3,314	30,025
Synaptics, Inc. (a)	621	51,208
Ultra Clean Holdings, Inc. (a)	3,630	20,836
Xcerra Corp. (a)	9,420	59,158
		375,260
Software - 1.33%
Ebix, Inc.	930	23,213
ePlus, Inc. (a)	713	56,376
Mentor Graphics Corp.	652	16,059
Take-Two Interactive Software, Inc. (a)	1,087	31,230
Xura, Inc. (a)	2,487	55,659
		182,537
Technology Hardware, Storage & Peripherals - 1.10%
Cray, Inc. (a)	1,418	28,091
Lexmark International, Inc.	347	10,056
QLogic Corp. (a)	5,669	58,107
Super Micro Computer, Inc. (a)	2,003	54,602
		150,856
TOTAL INFORMATION TECHNOLOGY		2,221,584

MATERIALS - 6.04%
Chemicals - 2.04%
American Vanguard Corp.	4,551	52,610
Axiall Corp.	1,432	22,468
CVR Partners LP	3,702	34,614
FutureFuel Corp.	5,880	58,094
Innospec, Inc.	1,169	54,370
Koppers Holdings, Inc.	1,191	24,022
LSB Industries, Inc. (a)	2,256	34,562
		280,740
Construction Materials - 0.17%
United States Lime & Minerals, Inc.	526	24,012
Containers & Packaging - 0.50%
Greif, Inc.	440	14,040
UFP Technologies, Inc. (a)	2,422	55,343
		69,383
Metals & Mining - 2.28%
Ampco-Pittsburgh Corp.	4,614	50,339
Century Aluminum Company (a)	10,961	50,421
Constellium NV (a)	7,408	44,892
Horsehead Holding Corp. (a)	13,755	41,815
Kaiser Aluminum Corp.	728	58,423
Noranda Aluminum Holding Corp.	13,327	21,856
Real Industry, Inc. (a)	5,279	46,561
		314,307
Paper & Forest Products - 1.05%
Domtar Corp.	377	13,478
KapStone Paper and Packaging Corp.	1,333	22,008
Neenah Paper, Inc.	253	14,745
PH Glatfelter Company	2,294	39,503
Schweitzer-Mauduit International, Inc.	1,598	54,938
		144,672
TOTAL MATERIALS		833,114

TELECOMMUNICATION SERVICES - 0.30%
Diversified Telecommunication Services - 0.30%
IDT Corp.	921	13,170
Inteliquent, Inc.	1,269	28,337
TOTAL TELECOMMUNICATION SERVICES		41,507

UTILITIES - 4.58%
Electric Utilities - 2.61%
ALLETE, Inc.	1,270	64,122
El Paso Electric Company	1,250	46,025
The Empire District Electric Company	2,712	59,745
IDACORP, Inc.	507	32,808

Otter Tail Corp.	490	12,769
PNM Resources, Inc.	2,216	62,159
Portland General Electric Company	1,765	65,253
Unitil Corp.	456	16,817
		359,698
Gas Utilities - 1.52%
Gas Natural, Inc.	6,478	57,914
The Laclede Group, Inc.	563	30,700
Northwest Natural Gas Company	346	15,861
ONE Gas, Inc.	680	30,824
South Jersey Industries, Inc.	602	15,201
Southwest Gas Corp.	275	16,038
Star Gas Partners LP	5,105	43,341
		209,879
Multi-Utilities - 0.45%
Avista Corp.	1,398	46,483
NorthWestern Corp.	290	15,611
		62,094
TOTAL UTILITIES		631,671

Total common stocks (Cost $15,280,630)		13,295,403

INVESTMENT COMPANIES - 3.05%
Business Development Companies - 3.05%
American Capital Senior Floating Ltd.	1,176	13,042
BlackRock Capital Investment Corp.	1,724	15,275
Fifth Street Finance Corp.	7,012	43,264
Fifth Street Senior Floating Rate Corp.	4,870	42,515
Gladstone Capital Corp.	1,893	15,390
KCAP Financial, Inc.	5,463	24,638
MVC Capital, Inc.	5,932	48,702
OFS Capital Corp.	3,847	39,393
Prospect Capital Corp.	6,190	44,135
Solar Capital Ltd.	1,673	26,467
Stellus Capital Investment Corp.	2,602	26,202
TICC Capital Corp.	4,565	30,631
WhiteHorse Finance, Inc.	4,349	50,622
Total investment companies (Cost $465,553)		420,276

Total long-term investments (Cost $15,746,183)		13,715,679
	Principal
SHORT-TERM INVESTMENTS - 0.41%	Amount
Time Deposits - 0.41%
Australia and New Zealand Banking Group Ltd., 0.03%, 10/01/2015*	$56,894	56,894
Total short-term investments (Cost $56,894)		56,894

Total investments - 99.91% (Cost $15,803,077)		13,772,573

Other assets in excess of liabilities - 0.09%		12,813

Net assets - 100.00%		$13,785,386

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.53%	Held	Value
CONSUMER DISCRETIONARY - 7.58%
Automobiles - 5.01%
Bayerische Motoren Werke AG (f)	1,376	$94,634
General Motors Company	2,760	82,855
Honda Motor Company Ltd. (f)	3,200	95,510
		272,999
Distributors - 0.99%
D'ieteren SA (f)	1,397	53,971
Specialty Retail - 1.58%
Bed Bath & Beyond, Inc. (a)	482	27,484
Kingfisher PLC (f)	10,720	58,233
		85,717
TOTAL CONSUMER DISCRETIONARY		412,687

CONSUMER STAPLES - 3.62%
Beverages - 0.54%
Stock Spirits Group PLC (f)	10,383	29,097
Food & Staples Retailing - 3.08%
Tesco PLC (f)	40,411	112,245
Wal-Mart Stores, Inc.	858	55,633
		167,878
TOTAL CONSUMER STAPLES		196,975

ENERGY - 7.13%
Energy Equipment & Services - 1.21%
WorleyParsons Ltd. (f)	15,724	65,824
Oil, Gas & Consumable Fuels - 5.92%
Cairn Energy PLC (a) (f)	25,020	53,142
Cobalt International Energy, Inc. (a)	5,415	38,338
Kosmos Energy Ltd. (a)	4,413	24,625
MPI (f)	11,023	27,142
Ophir Energy PLC (a) (f)	83,683	114,051
Rockhopper Exploration PLC (a) (f)	108,930	65,490
		322,788
TOTAL ENERGY		388,612

FINANCIALS - 26.69%
Banks - 16.30%
Banco do Brasil SA - ADR	5,595	21,261
Bank of America Corp.	12,050	187,739
Barclays PLC (f)	21,317	78,889
Citigroup, Inc.	3,463	171,799
Citizens Financial Group, Inc.	2,988	71,294
JPMorgan Chase & Company	2,271	138,463
Popular, Inc.	4,613	139,451
Societe Generale SA (f)	1,776	79,372
		888,268
Capital Markets - 0.48%
Credit Suisse Group AG (f)	1,077	25,888
Insurance - 9.91%
American International Group, Inc.	4,659	264,724
RSA Insurance Group PLC (f)	22,646	138,060
Willis Group Holdings PLC	3,353	137,373
		540,157
TOTAL FINANCIALS		1,454,313

HEALTH CARE - 10.18%
Health Care Equipment & Supplies - 1.71%
Medtronic PLC	1,388	92,913

Health Care Providers & Services - 2.23%
Anthem, Inc.	590	82,600
Humana, Inc.	217	38,843
		121,443
Pharmaceuticals - 6.24%
GlaxoSmithKline PLC - ADR	3,883	149,301
KYORIN Holdings, Inc. (f)	3,200	48,966
Sanofi (f)	1,153	109,766
Taro Pharmaceutical Industries Ltd. (a)	224	32,007
		340,040
TOTAL HEALTH CARE		554,396

INDUSTRIALS - 22.21%
Aerospace & Defense - 4.41%
BAE Systems PLC (f)	27,186	184,282
Embraer SA - ADR	2,199	56,251
		240,533
Air Freight & Logistics - 3.23%
Royal Mail PLC (f)	25,370	176,279
Construction & Engineering - 1.08%
Bouygues SA (f)	1,652	58,628
Industrial Conglomerates - 1.99%
Koninklijke Philips NV (f)	4,601	108,247
Machinery - 11.50%
CNH Industrial NV	11,833	77,151
Cummins, Inc.	1,255	136,268
Danieli & C Officine Meccaniche SpA (f)	16,044	244,880
KSB AG (f)	147	61,638
Navistar International Corp. (a)	8,381	106,606
		626,543
TOTAL INDUSTRIALS		1,210,230

INFORMATION TECHNOLOGY - 13.92%
Communications Equipment - 1.63%
Telefonaktiebolaget LM Ericsson - ADR	9,081	88,812
Electronic Equipment, Instruments & Components - 4.61%
Corning, Inc.	9,319	159,541
Nippon Electric Glass Company Ltd. (f)	19,000	91,774
		251,315
Semiconductors & Semiconductor Equipment - 1.08%
Marvell Technology Group Ltd.	6,537	59,160
Software - 4.87%
Microsoft Corp.	3,114	137,825
Oracle Corp.	3,525	127,323
		265,148
Technology Hardware, Storage & Peripherals - 1.73%
Hewlett-Packard Company	3,675	94,117
TOTAL INFORMATION TECHNOLOGY		758,552

MATERIALS - 0.49%
Containers & Packaging - 0.49%
Packaging Corp. of America	439	26,410
TOTAL MATERIALS		26,410

TELECOMMUNICATION SERVICES - 3.03%
Wireless Telecommunication Services - 3.03%
Mobistar SA (a) (f)	1,595	34,383
Vodafone Group PLC - ADR	4,114	130,578
TOTAL TELECOMMUNICATION SERVICES		164,961

UTILITIES - 3.68%
Independent Power and Renewable Electricity Producers - 3.68%
Calpine Corp. (a)	10,699	156,206

NRG Energy, Inc.		2,998	44,520
TOTAL UTILITIES			200,726

Total common stocks (Cost $5,993,922)			5,367,862

Total long-term investments (Cost $5,993,922)			5,367,862
	Principal
SHORT-TERM INVESTMENTS - 0.77%	Amount
Time Deposits - 0.77%
Brown Brothers Harriman & Co., 0.92%, 10/01/2015*	AUD	3,003	2,108
Wells Fargo & Company, 0.03%, 10/01/2015*		$39,998	39,998
Total short-term investments (Cost $42,106)			42,106

Total investments - 99.30% (Cost $6,036,028)			5,409,968

Other assets in excess of liabilities - 0.70%			38,114

Net assets - 100.00%			$5,448,082

(a)	- Non-income producing security.
(f)	- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.
The total market value of these securities was $2,210,391, which represented 40.57% of net assets. See Security Valuation below
ADR	- American Depositary Receipt
AUD	- Australian Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 84.34%	Held	Value
CONSUMER DISCRETIONARY - 7.79%
Automobiles - 2.43%
Motors Liquidation Company GUC Trust	957,100	$14,538,349
Hotels, Restaurants & Leisure - 1.93%
Golden Entertainment, Inc. (a)	49,900	451,595
Intrawest Resorts Holdings, Inc. (a)	1,286,300	11,139,358
		11,590,953
Household Durables - 1.96%
TRI Pointe Group, Inc. (a)	899,100	11,769,219
Specialty Retail - 1.35%
Office Depot, Inc. (a)	1,257,700	8,074,434
Textiles, Apparel & Luxury Goods - 0.12%
JG Boswell Company	1,115	730,325
TOTAL CONSUMER DISCRETIONARY		46,703,280

CONSUMER STAPLES - 0.93%
Food & Staples Retailing - 0.93%
Wal-Mart Stores, Inc.	86,000	5,576,240
TOTAL CONSUMER STAPLES		5,576,240

ENERGY - 4.44%
Energy Equipment & Services - 1.84%
WorleyParsons Ltd. (f)	2,631,600	11,016,490
Oil, Gas & Consumable Fuels - 2.60%
Cairn Energy PLC (a) (d) (f)	2,911,500	6,184,003
Cobalt International Energy, Inc. (a)	433,600	3,069,888
Ophir Energy PLC (a) (d) (f)	3,788,500	5,163,335
Rockhopper Exploration PLC (a) (d) (f)	1,919,100	1,153,780
		15,571,006
TOTAL ENERGY		26,587,496

FINANCIALS - 24.67%
Banks - 15.38%
Bank of America Corp. (d)	1,989,300	30,993,294
Citigroup, Inc. (d)	612,200	30,371,242
JPMorgan Chase & Company (d)	505,000	30,789,850
		92,154,386
Consumer Finance - 0.97%
Capital One Financial Corp.	80,500	5,837,860
Insurance - 8.32%
American International Group, Inc. (d)	567,900	32,268,078
Global Indemnity PLC (a)	94,800	2,480,916
RSA Insurance Group PLC (f)	2,476,400	15,097,259
		49,846,253
TOTAL FINANCIALS		147,838,499

HEALTH CARE - 4.05%
Health Care Providers & Services - 2.24%
Express Scripts Holding Company (a)	36,800	2,979,328
Hanger, Inc. (a)	767,100	10,463,244
		13,442,572
Pharmaceuticals - 1.81%
GlaxoSmithKline PLC - ADR	105,300	4,048,785
Sanofi - ADR	142,800	6,778,716
		10,827,501
TOTAL HEALTH CARE		24,270,073

INDUSTRIALS - 18.56%
Air Freight & Logistics - 3.50%
Royal Mail PLC (d) (f)	3,014,800	20,947,782

Construction & Engineering - 0.76%
Bouygues SA (d) (f)	128,100	4,546,147
Machinery - 7.97%
Danieli & C Officine Meccaniche SpA (d) (f)	1,886,600	28,795,151
EnPro Industries, Inc.	91,000	3,564,470
KSB AG (d) (f)	27,473	11,519,586
Navistar International Corp. (a) (c)	306,200	3,894,864
		47,774,071
Professional Services - 0.20%
Hudson Global, Inc. (a)	481,700	1,199,433
Road & Rail - 2.62%
Con-way, Inc.	330,900	15,701,205
Trading Companies & Distributors - 3.51%
Rush Enterprises, Inc. (a) (d)	869,000	21,029,800
TOTAL INDUSTRIALS		111,198,438

INFORMATION TECHNOLOGY - 15.45%
Communications Equipment - 0.49%
ARRIS Group, Inc. (a)	112,600	2,924,222
Electronic Equipment, Instruments & Components - 5.02%
Corning, Inc. (d)	1,414,300	24,212,816
Nippon Electric Glass Company Ltd. (d) (f)	1,219,300	5,889,449
		30,102,265
Software - 8.43%
Microsoft Corp. (d)	552,100	24,435,946
Oracle Corp. (d)	722,800	26,107,536
		50,543,482
Technology Hardware, Storage & Peripherals - 1.51%
Hewlett-Packard Company	353,200	9,045,452
TOTAL INFORMATION TECHNOLOGY		92,615,421

MATERIALS - 1.63%
Metals & Mining - 0.98%
Horsehead Holding Corp. (a) (c)	618,200	1,879,328
Noranda Aluminum Holding Corp.	357,200	585,808
Real Industry, Inc. (a)	389,782	3,437,877
		5,903,013
Paper & Forest Products - 0.65%
Louisiana-Pacific Corp. (a)	272,900	3,886,096
TOTAL MATERIALS		9,789,109

UTILITIES - 6.82%
Electric Utilities - 4.77%
Great Plains Energy, Inc. (d)	1,057,500	28,573,650
Independent Power and Renewable Electricity Producers - 2.05%
Calpine Corp. (a)	840,700	12,274,220
TOTAL UTILITIES		40,847,870

Total common stocks (Cost $562,362,302)		505,426,426

INVESTMENT COMPANIES - 0.15%
Closed-End Funds - 0.15%
Boulder Growth & Income Fund, Inc.	118,292	881,275
Total investment companies (Cost $649,324)		881,275

PREFERRED STOCKS - 0.21%
FINANCIALS - 0.21%
Real Estate - 0.02%
W2007 Grace Acquisition I, Inc. (a)	6,366	155,474
Thrifts & Mortgage Finance - 0.19%
Federal Home Loan Mortgage Corp. - Series K (a)	33,900	237,300
Federal Home Loan Mortgage Corp. - Series N (a)	118,600	757,854
Federal Home Loan Mortgage Corp. - Series S (a)	18,700	124,355
		1,119,509
TOTAL FINANCIALS		1,274,983

Total preferred stocks (Cost $337,338)		1,274,983

	Principal
CONVERTIBLE BONDS - 0.77%	Amount
ENERGY - 0.77%
Oil, Gas & Consumable Fuels - 0.77%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	$6,500,000	4,631,250
TOTAL ENERGY		4,631,250

Total convertible bonds (Cost $4,564,810)		4,631,250

CORPORATE BONDS - 8.06%
ENERGY - 0.82%
Oil, Gas & Consumable Fuels - 0.82%
Comstock Resources, Inc.
10.000%, 03/15/2020 (Acquired 09/28/2015, Cost $4,922,500) (r)	7,000,000	4,900,000
TOTAL ENERGY		4,900,000

FINANCIALS - 1.11%
Diversified Financial Services - 1.11%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 06/16/2015 - 07/06/2015, Cost $7,164,222) (c) (r)	8,000,000	6,670,000
TOTAL FINANCIALS		6,670,000

INDUSTRIALS - 1.72%
Trading Companies & Distributors - 1.72%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 12/23/2014, Cost $9,221,318) (r)	10,000,000	10,300,000
TOTAL INDUSTRIALS		10,300,000

MATERIALS - 4.41%
Chemicals - 3.22%
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 11/12/2014 - 06/19/2015, Cost $19,813,787) (i) (r)	27,207,000	19,316,970
Metals & Mining - 1.19%
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014, Cost $7,500,000) (i) (r)	7,500,000	7,087,500
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019	41,000	12,710
		7,100,210
TOTAL MATERIALS		26,417,180

Total corporate bonds (Cost $48,636,270)		48,287,180

TERM LOANS - 3.73%
MATERIALS - 3.73%
Metals & Mining - 3.73%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (i) (p)	32,383,605	22,375,128
TOTAL MATERIALS		22,375,128

Total term loans (Cost $23,409,776)		22,375,128
	Shares
WARRANTS - 0.64%	Held
CONSUMER DISCRETIONARY - 0.19%
Automobiles - 0.19%
General Motors Company (a)
Expiration: July 2016, Exercise Price: $10.00	33,866	690,189
Expiration: July 2019, Exercise Price: $18.33	33,866	447,708
TOTAL CONSUMER DISCRETIONARY		1,137,897

FINANCIALS - 0.45%
Insurance - 0.45%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	117,400	2,664,980
TOTAL FINANCIALS		2,664,980
Total warrants (Cost $2,192,459)		3,802,877

Total long-term investments (Cost $642,152,279)		586,679,119

COLLATERAL FOR SECURITIES ON LOAN - 0.81%
Money Market Funds - 0.81%
Invesco Government & Agency Portfolio, 0.04%^		4,862,950	4,862,950
Total collateral for securities on loan (Cost $4,862,950)			4,862,950

	Principal
SHORT-TERM INVESTMENTS - 1.84%	Amount
Time Deposits - 1.84%
Australia and New Zealand Banking Group Ltd., 0.92%, 10/01/2015*	AUD	303,732	213,190
Banco Santander SA, 0.03%, 10/01/2015*		$10,825,058	10,825,058
Brown Brothers Harriman & Co., 0.06%, 10/01/2015*	GBP	18	27
Total short-term investments (Cost $11,038,275)			11,038,275

Total investments - 100.55% (Cost $658,053,504)			602,580,344

Liabilities in excess of other assets - (0.55)%			(3,317,088)

Net assets - 100.00%			$599,263,256

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2015.
(c)
- All or a portion of this security is on loan. The total market value of securities on loan was $4,694,123. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(d)	- All or a portion of this security is segregated as collateral for future contracts.
(f)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $110,312,982, which represented 18.41% of net assets. See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted securities under Rule 144A under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $48,274,470, which represented 8.06% of net assets.

ADR	- American Depositary Receipt
AUD	- Australian Dollars
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of September 30, 2015.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - September 30, 2015
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)

British Pound Currency Futures	(275)	December 2015	$(25,975,469)	$468,226
Euro Fx Currency Futures	(80)	December 2015	(11,179,000)	23,711
Japanese Yen Currency Futures	(90)	December 2015	(9,385,875)	(44,762)
			$(46,540,344)	$447,175

Schedule of Investments - September 30, 2015
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 57.70%	Held	Value
CONSUMER DISCRETIONARY - 3.60%
Auto Components - 1.51%
Johnson Controls, Inc.	20,941	$866,120
Automobiles - 1.52%
General Motors Company	14,930	448,198
General Motors Company - Escrow (a) (f) (i)	4,600	0
Honda Motor Company Ltd. - ADR	14,122	422,248
		870,446
Multiline Retail - 0.57%
Kohl's Corp.	3,227	149,442
Target Corp.	2,219	174,547
		323,989
TOTAL CONSUMER DISCRETIONARY		2,060,555
CONSUMER STAPLES - 0.61%
Food & Staples Retailing - 0.61%
Wal-Mart Stores, Inc.	5,393	349,682
TOTAL CONSUMER STAPLES		349,682
ENERGY - 5.34%
Energy Equipment & Services - 0.56%
Lone Pine Resources Canada Ltd. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	25,000	0
WorleyParsons Ltd. (v)	76,420	319,912
		319,912
Oil, Gas & Consumable Fuels - 4.78%
Cairn Energy PLC - ADR (a)	77,464	322,250
Hess Corp.	3,226	161,494
Marathon Oil Corp.	57,600	887,039
Murphy Oil Corp.	29,294	708,915
Ophir Energy PLC - ADR (a)	203,875	554,948
Royal Dutch Shell PLC - ADR	2,039	96,628
		2,731,274
TOTAL ENERGY		3,051,186
FINANCIALS - 16.65%
Banks - 6.37%
Bank of America Corp.	43,014	670,158
Citigroup, Inc.	15,330	760,521
Citizens Financial Group, Inc.	7,207	171,959
JPMorgan Chase & Company (c)	27,809	1,695,516
Wells Fargo & Company	6,727	345,431
		3,643,585
Capital Markets - 1.07%
Fifth Street Asset Management, Inc.	82,059	612,981
Insurance - 6.17%
American International Group, Inc.	29,474	1,674,713
Horace Mann Educators Corp.	11,105	368,908
RSA Insurance Group PLC - ADR	80,159	488,962
Willis Group Holdings PLC	24,292	995,243
		3,527,826
Real Estate Investment Trusts - 3.04%
Corrections Corp. of America	23,950	707,483
The GEO Group, Inc. (c)	34,734	1,032,989
		1,740,472
TOTAL FINANCIALS		9,524,864
HEALTH CARE - 5.73%
Health Care Equipment & Supplies - 1.14%
Medtronic PLC	9,757	653,134
Health Care Providers & Services - 0.61%
Anthem, Inc.	2,482	347,480
Pharmaceuticals - 3.98%
GlaxoSmithKline PLC - ADR (c)	30,178	1,160,343
Sanofi - ADR	23,544	1,117,634
		2,277,977
TOTAL HEALTH CARE		3,278,591
INDUSTRIALS - 8.83%
Aerospace & Defense - 2.40%
BAE Systems PLC - ADR	50,820	1,372,648
Air Freight & Logistics - 1.51%
Royal Mail PLC - ADR	62,111	861,480
Industrial Conglomerates - 1.11%
Koninklijke Philips NV	27,187	637,807
Machinery - 3.81%
CNH Industrial NV	43,383	282,857
Cummins, Inc.	5,948	645,834
Danieli & C Officine Meccaniche SpA - ADR	71,295	1,074,059
KSB AG (v)	414	173,593
		2,176,343
TOTAL INDUSTRIALS		5,048,278

INFORMATION TECHNOLOGY - 8.28%
Communications Equipment - 1.57%
Telefonaktiebolaget LM Ericsson - ADR	91,667	896,503
Electronic Equipment, Instruments & Components - 1.47%
Corning, Inc.	49,179	841,944
Semiconductors & Semiconductor Equipment - 0.32%
Marvell Technology Group Ltd.	20,290	183,625
Software - 4.33%
Microsoft Corp. (c)	32,630	1,444,204
Oracle Corp.	28,461	1,028,011
		2,472,215
Technology Hardware, Storage & Peripherals - 0.59%
Hewlett-Packard Company	13,228	338,769
TOTAL INFORMATION TECHNOLOGY		4,733,056
MATERIALS - 0.55%
Containers & Packaging - 0.55%
Packaging Corp. of America	5,199	312,772
TOTAL MATERIALS		312,772
TELECOMMUNICATION SERVICES - 1.70%
Wireless Telecommunication Services - 1.70%
Vodafone Group PLC - ADR (c)	30,571	970,324
TOTAL TELECOMMUNICATION SERVICES		970,324
UTILITIES - 6.41%
Electric Utilities - 4.50%
Great Plains Energy, Inc.	41,373	1,117,898
PPL Corp.	27,847	915,888
The Southern Company	12,050	538,635
		2,572,421
Independent Power and Renewable Electricity Producers - 1.25%
Calpine Corp. (a)	33,996	496,341
NRG Energy, Inc.	14,895	221,191
		717,532
Multi-Utilities - 0.66%
Public Service Enterprise Group, Inc.	8,922	376,152
TOTAL UTILITIES		3,666,105
Total common stocks (Cost $35,265,488)		32,995,413

INVESTMENT COMPANIES - 0.47%
Business Development Companies - 0.47%
Fifth Street Senior Floating Rate Corp.	30,960	270,281
Total investment companies (Cost $299,418)		270,281

PREFERRED STOCKS - 1.63%
ENERGY - 0.02%
Energy Equipment & Services - 0.02%
Lone Pine Resources Canada Ltd. (a) (f) (i)	12,005	11,645
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	12,005	0
TOTAL ENERGY		11,645
FINANCIALS - 1.61%
Banks - 1.61%
Citigroup, Inc., 7.125% (b)	11,328	304,950
Countrywide Capital V, 7.000%	12,270	314,971
Royal Bank of Scotland Group PLC, 6.600%	12,107	302,917
TOTAL FINANCIALS		922,838
Total preferred stocks (Cost $906,902)		934,483

CONVERTIBLE PREFERRED STOCKS - 0.15%
ENERGY - 0.15%
Energy Equipment & Services - 0.10%
McDermott International, Inc., 6.250%	3,468	56,632
Oil, Gas & Consumable Fuels - 0.05%
PetroQuest Energy, Inc., 6.875% (i)	1,653	28,101
TOTAL ENERGY		84,733
Total convertible preferred stocks (Cost $152,796)		84,733
	Principal
CONVERTIBLE BONDS - 0.96%	Amount
ENERGY - 0.96%
Oil, Gas & Consumable Fuels - 0.96%
Cobalt International Energy, Inc.
3.125%, 05/15/2024	$869,000	550,729
TOTAL ENERGY		550,729
Total convertible bonds (Cost $664,640)		550,729

CORPORATE BONDS - 35.95%
CONSUMER DISCRETIONARY - 9.03%
Hotels, Restaurants & Leisure - 1.90%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (Acquired 09/24/2014 - 08/31/2015, Cost $295,365) (r)	291,000	296,093
MGM Resorts International
7.750%, 03/15/2022	194,000	207,338
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	300,000	298,499
Wynn Macau Ltd.
5.250%, 10/15/2021 (Acquired 03/13/2014 - 09/02/2015, Cost $317,529) (r)	328,000	286,385
		1,088,315
Household Durables - 1.01%
Century Communities, Inc.
6.875%, 05/15/2022 (i)	71,000	67,805
WCI Communities, Inc.
6.875%, 08/15/2021	196,000	204,330

Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	329,000	306,793
		578,928
Leisure Products - 1.20%
Apex Tool Group LLC
7.000%, 02/01/2021 (Acquired 01/25/2013 - 08/06/2015, Cost $236,891) (r)	242,000	199,650
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 11/14/2014, Cost $215,105) (r)	210,000	186,375
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 02/06/2013 - 09/02/2015, Cost $328,456) (r)	341,000	301,785
		687,810
Media - 3.04%
Altice Luxembourg SA
7.625%, 02/15/2025 (Acquired 01/30/2015 - 09/01/2015, Cost $299,039) (r)	300,000	263,625
Cable One, Inc.
5.750%, 06/15/2022 (Acquired 06/03/2015 - 06/08/2015, Cost $138,195) (r)	137,000	135,356
Entercom Radio LLC
10.500%, 12/01/2019	292,000	307,329
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 04/28/2015, Cost $251,369) (r)	246,000	243,848
Numericable - SFR SAS
6.000%, 05/15/2022 (Acquired 04/23/2014 - 12/12/2014, Cost $214,930) (r)	213,000	205,811
Townsquare Media, Inc.
6.500%, 04/01/2023 (Acquired 03/24/2015 - 08/28/2015, Cost $320,437) (r)	323,000	288,681
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 09/17/2015, Cost $322,958) (r)	319,000	290,290
		1,734,940
Specialty Retail - 1.59%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (Acquired 02/18/2015 - 09/02/2015, Cost $300,530) (r)	293,000	297,029
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (Acquired 01/29/2015 - 08/04/2015, Cost $137,681) (p) (r)	168,000	65,100
The Men's Wearhouse, Inc.
7.000%, 07/01/2022	234,000	242,220
Outerwall, Inc.
5.875%, 06/15/2021	321,000	302,141
		906,490
Textiles, Apparel & Luxury Goods - 0.29%
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 05/05/2015, Cost $201,659) (d) (r)	199,000	162,185
10.000%, 08/01/2020 (d)	64,000	5,440
		167,625
TOTAL CONSUMER DISCRETIONARY		5,164,108
CONSUMER STAPLES - 1.60%
Food Products - 0.80%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 02/26/2015, Cost $244,113) (r)	234,000	227,565
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 02/02/2015, Cost $229,431) (r)	223,000	228,018
		455,583
Household Products - 0.80%
American Greetings Corp.
7.375%, 12/01/2021	287,000	299,556
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020	205,000	156,825
		456,381
TOTAL CONSUMER STAPLES		911,964
ENERGY - 7.21%
Energy Equipment & Services - 2.27%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	148,000	119,510
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 08/20/2015, Cost $168,969) (r)	175,000	137,375
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (Acquired 04/14/2015 - 05/06/2015, Cost $105,679) (r)	109,000	51,775
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 05/26/2015, Cost $189,156) (r)	182,000	152,880
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 - 09/02/2015, Cost $413,494) (r)	478,000	401,520
Paragon Offshore PLC
6.750%, 07/15/2022 (Acquired 07/11/2014 - 04/21/2015, Cost $269,125) (r)	301,000	42,140
PHI, Inc.
5.250%, 03/15/2019	294,000	254,310
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/13/2015, Cost $170,846) (r)	178,000	139,730
		1,299,240
Oil, Gas & Consumable Fuels - 4.94%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	220,000	199,100
Comstock Resources, Inc.
10.000%, 03/15/2020 (Acquired 03/04/2015 - 03/09/2015, Cost $191,000) (r)	191,000	133,700
9.500%, 06/15/2020	214,000	59,920
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	185,000	117,475

Gulfport Energy Corp.
7.750%, 11/01/2020	260,000	256,750
Kosmos Energy Ltd.
7.875%, 08/01/2021 (Acquired 07/25/2014 - 09/03/2015, Cost $638,088) (r)	695,000	594,225
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/01/2015 - 9/02/2015, Cost $744,483) (i) (r)	1,050,000	698,250
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	121,000	107,085
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	432,000	444,096
PetroQuest Energy, Inc.
10.000%, 09/01/2017	186,000	165,540
Warren Resources, Inc.
9.000%, 08/01/2022	203,000	45,675
		2,821,816
TOTAL ENERGY		4,121,056
FINANCIALS - 1.46%
Banks - 0.52%
Popular, Inc.
7.000%, 07/01/2019	314,000	299,477
Consumer Finance - 0.49%
Credit Acceptance Corp.
7.375%, 03/15/2023 (Acquired 03/25/2015 - 09/09/2015, Cost $277,299) (r)	271,000	277,775
Diversified Financial Services - 0.45%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 01/27/2014 - 01/26/2015, Cost $309,956) (r)	309,000	257,629
TOTAL FINANCIALS		834,881
HEALTH CARE - 2.88%
Health Care Equipment & Supplies - 0.52%
Halyard Health, Inc.
6.250%, 10/15/2022	291,000	298,093
Health Care Providers & Services - 1.43%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	128,000	131,035
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (Acquired 04/23/2015 - 09/08/2015, Cost $292,442) (r)	286,000	279,565
Tenet Healthcare Corp.
6.750%, 06/15/2023	314,000	312,430
Universal Hospital Services, Inc.
7.625%, 08/15/2020	96,000	90,480
		813,510
Pharmaceuticals - 0.93%
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (Acquired 06/24/2015 - 08/31/2015, Cost $290,579) (r)	282,000	279,885
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (Acquired 03/13/2015 - 06/15/2015, Cost $268,229) (r)	264,000	253,546
		533,431
TOTAL HEALTH CARE		1,645,034
INDUSTRIALS - 7.19%
Aerospace & Defense - 0.51%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 09/02/2015, Cost $288,926) (i) (r)	320,000	294,400
Building Products - 1.87%
Allegion PLC
5.875%, 09/15/2023	125,000	128,438
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	663,000	537,029
Building Materials Corp. of America
6.000%, 10/15/2025 (Acquired 09/22/2015, Cost $100,000) (e) (r)	100,000	101,500
WESCO Distribution, Inc.
5.375%, 12/15/2021	312,000	299,910
		1,066,877
Commercial Services & Supplies - 1.16%
Aguila 3 SA
7.875%, 01/31/2018 (Acquired 03/24/2014 - 09/17/2014, Cost $182,677) (r)	178,000	180,003
Audatex North America, Inc.
6.125%, 11/01/2023 (Acquired 11/12/2014 - 07/24/2015, Cost $188,182) (r)	183,000	184,601
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 09/14/2015, Cost $313,472) (r)	304,000	301,720
		666,324
Construction & Engineering - 0.56%
AECOM
5.875%, 10/15/2024 (Acquired 09/17/2014 - 09/03/2015, Cost $319,723) (r)	316,000	319,160
Electrical Equipment - 0.51%
General Cable Corp.
5.750%, 10/01/2022	338,000	292,370
Machinery - 1.55%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (Acquired 05/01/2015 - 08/31/2015, Cost $316,228) (r)	319,000	303,050
Meritor, Inc.
6.250%, 02/15/2024	308,000	294,910

Navistar International Corp.
8.250%, 11/01/2021	356,000	287,025
		884,985
Trading Companies & Distributors - 1.03%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 12/23/2014 - 09/03/2015, Cost $568,267) (r)	572,000	589,160
TOTAL INDUSTRIALS		4,113,276
INFORMATION TECHNOLOGY - 1.33%
Communications Equipment - 0.26%
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (Acquired 05/28/2015, Cost $155,382) (r)	155,000	149,091
Electronic Equipment, Instruments & Components - 1.06%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 11/19/2014 - 01/05/2015, Cost $150,846) (p) (r)	146,000	150,198
Micron Technology, Inc.
5.500%, 02/01/2025	169,000	155,058
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (Acquired 06/11/2013 - 08/31/2015, Cost $302,347) (r)	292,000	304,410
		609,666
Software - 0.01%
First Data Corp.
8.750%, 01/15/2022 (Acquired 11/19/2012, Cost $3,865) (r)	3,884	4,068
TOTAL INFORMATION TECHNOLOGY		762,825
MATERIALS - 3.51%
Chemicals - 1.61%
The Chemours Company
7.000%, 05/15/2025 (Acquired 05/05/2015 - 05/19/2015, Cost $173,864) (r)	173,000	114,180
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.000%, 11/15/2020	400,000	242,000
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/17/2015, Cost $227,537) (i) (r)	226,000	160,460
Platform Specialty Products Corp.
6.500%, 02/01/2022 (Acquired 01/23/2015 - 02/03/2015, Cost $235,754) (r)	233,000	201,545
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (Acquired 05/08/2014 - 08/19/2015, Cost $258,235) (r)	270,000	203,850
		922,035
Metals & Mining - 1.08%
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 11/04/2014, Cost $100,307) (i) (r)	100,000	94,500
10.500%, 06/01/2017 (Acquired 07/19/2012 - 01/29/2015, Cost $171,969) (i) (r)	164,000	166,665
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019	222,000	68,820
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (Acquired 12/31/2010 - 04/06/2015, Cost $164,777) (r)	165,000	137,775
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/02/2015, Cost $186,908) (r)	182,000	147,420
		615,180
Paper & Forest Products - 0.82%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 08/31/2015, Cost $379,812) (i) (r)	483,000	246,330
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 08/05/2015, Cost $225,008) (i) (r)	224,000	224,000
		470,330
TOTAL MATERIALS		2,007,545
TELECOMMUNICATION SERVICES - 0.74%
Diversified Telecommunication Services - 0.50%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023	333,000	286,380
Wireless Telecommunication Services - 0.24%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (Acquired 04/08/2014 - 01/27/2015, Cost $137,173) (r)	139,000	137,610
TOTAL TELECOMMUNICATION SERVICES		423,990
UTILITIES - 1.00%
Independent Power and Renewable Electricity Producers - 1.00%
Calpine Corp.
5.750%, 01/15/2025	317,000	297,584
Dynegy, Inc.
7.625%, 11/01/2024	273,000	277,095
		574,679
TOTAL UTILITIES		574,679
Total corporate bonds (Cost $23,006,049)		20,559,358

TERM LOANS - 1.70%
CONSUMER DISCRETIONARY - 0.51%
Multiline Retail - 0.51%
J.C. Penney Corp., Inc.
6.000%, 05/22/2018 (b) (p)	295,600	294,445
TOTAL CONSUMER DISCRETIONARY		294,445

ENERGY - 0.45%
Energy Equipment & Services - 0.45%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b) (p)	290,000	82,408
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	215,000	174,150
		256,558
TOTAL ENERGY		256,558
MATERIALS - 0.74%
Metals & Mining - 0.74%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (e) (i) (p)	609,716	421,277
TOTAL MATERIALS		421,277
Total term loans (Cost $1,177,812)		972,280
Total long-term investments (Cost $61,473,105)		56,367,277

SHORT-TERM INVESTMENTS - 2.16%
Time Deposits - 2.16%
Wells Fargo & Company, 0.03%, 10/01/2015*	1,234,795	1,234,795
Total short-term investments (Cost $1,234,795)		1,234,795

Total investments - 100.72% (Cost $62,707,900)		57,602,072
Liabilities in excess of other assets - (0.72)%		(414,070)

Net assets - 100.00%		$57,188,002

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2015.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts and delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $11,645, which represented 0.02% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration  or be limited to qualified institutional buyers.  The total market value of these securities was $12,093,487, which represented 21.15% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $493,505, which represented 0.86% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Credit Default Swap Contracts - September 30, 2015
Hotchkis & Wiley Capital Income Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.25	Goldman Sachs International (4)	5.00%	12/20/2020	$(630,000)	$(1,578)	$1,001	$2,579

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of September 30, 2015 was A3.

Schedule of Investments - September 30, 2015
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 86.04%	Amount	Value
Advertising - 0.93%
MDC Partners, Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 07/16/2015, Cost $23,787,400) (r)	$23,255,000	$23,051,519
Aerospace/Defense - 0.71%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 09/02/2015, Cost $17,167,323) (i) (r)	19,180,000	17,645,600
Auto Parts & Equipment - 1.96%
Meritor, Inc.
6.250%, 02/15/2024	15,800,000	15,128,500
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (Acquired 10/21/2014 - 01/14/2015, Cost $12,497,659) (p) (r)	12,034,000	12,996,720
ZF North America Capital, Inc.
4.750%, 04/29/2025 (Acquired 04/24/2015 - 09/22/2015, Cost $22,217,315) (r)	22,307,000	20,466,673
		48,591,893
Automakers - 0.67%
Navistar International Corp.
8.250%, 11/01/2021 (c)	20,697,000	16,686,956
Banking - 1.02%
Popular, Inc.
7.000%, 07/01/2019	26,434,000	25,211,428
Building & Construction - 3.26%
Century Communities, Inc.
6.875%, 05/15/2022 (i)	4,119,000	3,933,645
WCI Communities, Inc.
6.875%, 08/15/2021	17,987,000	18,751,447
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	25,078,000	23,385,235
William Lyon Homes, Inc.
8.500%, 11/15/2020 (c)	11,777,000	12,689,718
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 08/31/2015, Cost $22,530,503) (r)	22,236,000	22,069,230
		80,829,275
Building Materials - 4.92%
Allegion PLC
5.875%, 09/15/2023	12,945,000	13,300,987
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017 (c)	20,055,000	16,244,550
Building Materials Corp. of America
6.000%, 10/15/2025 (Acquired 09/22/2015, Cost $9,935,000) (e) (r)	9,935,000	10,084,025
Masonite International Corp.
5.625%, 03/15/2023 (Acquired 03/09/2015 - 09/01/2015, Cost $18,089,974) (r)	18,069,000	18,520,725
Roofing Supply Group LLC / Roofing Supply Finance, Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 05/08/2015, Cost $20,890,836) (r)	20,179,000	21,692,425
RSI Home Products, Inc.
6.500%, 03/15/2023 (Acquired 03/05/2015 - 08/31/2015, Cost $21,356,240) (r)	21,275,000	21,381,375
WESCO Distribution, Inc.
5.375%, 12/15/2021 (c)	21,467,000	20,635,154
		121,859,241
Cable & Satellite TV - 3.85%
Altice Luxembourg SA
7.625%, 02/15/2025 (Acquired 01/30/2015 - 09/01/2015, Cost $22,354,138) (r)	22,230,000	19,534,613
Cable One, Inc.
5.750%, 06/15/2022 (Acquired 06/03/2015 - 08/27/2015, Cost $17,102,220) (r)	16,905,000	16,702,140
Numericable - SFR SAS
6.000%, 05/15/2022 (Acquired 04/23/2014 - 06/03/2015, Cost $20,735,550) (r)	20,525,000	19,832,281
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 08/31/2015, Cost $19,154,152) (r)	18,560,000	18,536,800
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 06/16/2015, Cost $23,324,556) (r)	22,848,000	20,791,680
		95,397,514
Chemicals - 5.19%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding
7.375%, 05/01/2021 (Acquired 01/16/2013 - 02/17/2015, Cost $13,086,246) (r)	12,666,000	13,378,463
The Chemours Company
7.000%, 05/15/2025 (Acquired 05/05/2015 - 08/28/2015, Cost $18,565,104) (r)	19,060,000	12,579,600
Hexion, Inc.
6.625%, 04/15/2020 (c)	18,629,000	15,927,795
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.000%, 11/15/2020	13,485,000	8,158,425
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	22,777,000	17,879,945
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	22,777,000	0

OMNOVA Solutions, Inc.
7.875%, 11/01/2018 (c)	21,327,000	21,193,706
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 04/16/2015, Cost $22,486,616) (r)	22,192,000	22,857,760
Platform Specialty Products Corp.
6.500%, 02/01/2022 (Acquired 01/23/2015 - 09/02/2015, Cost $19,497,120) (r)	19,240,000	16,642,600
		128,618,294
Consumer/Commercial/Lease Financing - 1.63%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.625%, 07/01/2022	12,345,000	12,329,568
Credit Acceptance Corp.
6.125%, 02/15/2021	19,925,000	19,700,844
7.375%, 03/15/2023 (Acquired 03/25/2015 - 04/16/2015, Cost $8,020,035) (r)	8,070,000	8,271,750
		40,302,162
Discount Stores - 0.50%
Dollar Tree, Inc.
5.750%, 03/01/2023 (Acquired 02/06/2015, Cost $12,208,722) (r)	11,936,000	12,443,280
Diversified Capital Goods - 1.60%
Apex Tool Group LLC
7.000%, 02/01/2021 (Acquired 01/25/2013 - 08/06/2015, Cost $22,410,235) (r)	23,030,000	18,999,750
General Cable Corp.
5.750%, 10/01/2022	23,761,000	20,553,265
		39,553,015
Electric - Generation - 1.92%
Calpine Corp.
5.750%, 01/15/2025	22,822,000	21,424,152
Dynegy, Inc.
7.625%, 11/01/2024	25,760,000	26,146,400
		47,570,552
Electronics - 2.91%
Micron Technology, Inc.
5.500%, 02/01/2025	21,735,000	19,941,862
NXP BV / NXP Funding LLC
4.625%, 06/15/2022 (Acquired 06/02/2015 - 08/04/2015, Cost $9,470,627) (r)	9,475,000	9,427,625
5.750%, 03/15/2023 (Acquired 06/11/2013 - 08/28/2015, Cost $14,704,992) (r)	14,430,000	15,043,275
Sensata Technologies BV
5.625%, 11/01/2024 (Acquired 10/07/2014 - 07/16/2015, Cost $13,906,456) (r)	13,568,000	13,584,960
Zebra Technologies Corp.
7.250%, 10/15/2022 (Acquired 09/30/2014 - 09/08/2015, Cost $13,945,076) (r)	13,151,000	14,038,693
		72,036,415
Energy - Exploration & Production - 6.08%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 08/26/2015, Cost $16,068,711) (r)	16,846,000	13,224,110
Comstock Resources, Inc.
10.000%, 03/15/2020 (Acquired 03/04/2015 - 08/27/2015, Cost $15,654,665) (r)	15,855,000	11,098,500
9.500%, 06/15/2020 (c)	18,586,000	5,204,080
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (Acquired 04/14/2015 - 08/27/2015, Cost $9,389,334) (r)	9,750,000	4,631,250
Gastar Exploration, Inc.
8.625%, 05/15/2018 (i)	18,634,000	11,832,590
Gulfport Energy Corp.
7.750%, 11/01/2020	22,919,000	22,632,512
Kosmos Energy Ltd.
7.875%, 08/01/2021 (Acquired 07/25/2014 - 04/28/2015, Cost $26,026,431) (r)	26,877,000	22,979,835
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/03/2015, Cost $2,990,765) (i) (r)	4,235,000	2,816,275
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/2022 (Acquired 01/31/2014 - 02/12/2015, Cost $17,836,551) (r)	17,521,000	17,082,975
PetroQuest Energy, Inc.
10.000%, 09/01/2017	18,921,000	16,839,690
Rice Energy, Inc.
6.250%, 05/01/2022 (c)	20,995,000	18,829,996
Warren Resources, Inc.
9.000%, 08/01/2022	15,131,000	3,404,475
		150,576,288
Food - Wholesale - 2.47%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 06/22/2015, Cost $24,114,441) (r)	23,318,000	22,676,755
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 10/24/2012 - 08/17/2015, Cost $17,035,905) (r)	16,155,000	17,205,075
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 04/23/2015, Cost $21,341,892) (r)	20,817,000	21,285,383
		61,167,213
Forestry/Paper - 2.04%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 06/12/2015, Cost $17,570,731) (i) (r)	19,350,000	9,868,500

Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 09/09/2015, Cost $21,639,349) (i) (r)	21,558,000	21,558,000
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (Acquired 05/08/2014 - 08/19/2015, Cost $23,343,047) (r)	25,435,000	19,203,425
		50,629,925
Gaming - 2.31%
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 01/29/2013 - 09/01/2015, Cost $20,414,239) (r)	20,682,000	18,303,570
MGM Resorts International
7.750%, 03/15/2022 (c)	18,447,000	19,715,231
Wynn Macau Ltd.
5.250%, 10/15/2021 (Acquired 03/13/2014 - 08/25/2015, Cost $21,713,363) (r)	22,012,000	19,219,228
		57,238,029
Gas Distribution - 1.78%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	20,710,000	19,778,050
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	9,114,000	8,065,890
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023 (Acquired 05/07/2015 - 09/01/2015, Cost $18,741,923) (r)	18,535,000	16,171,788
		44,015,728
Health Facilities - 2.33%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	12,335,000	12,627,463
HCA, Inc.
6.500%, 02/15/2020 (c)	7,983,000	8,721,427
5.375%, 02/01/2025	19,950,000	19,850,250
Tenet Healthcare Corp.
6.750%, 06/15/2023	16,595,000	16,512,025
		57,711,165
Health Services - 0.34%
Universal Hospital Services, Inc.
7.625%, 08/15/2020	8,875,000	8,364,688
Household & Leisure Products - 0.71%
Vista Outdoor, Inc.
5.875%, 10/01/2023 (Acquired 08/06/2015 - 08/17/2015, Cost $17,525,331) (r)	17,240,000	17,584,800
Machinery - 0.63%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (Acquired 05/01/2015 - 09/16/2015, Cost $16,675,870) (r)	16,515,000	15,689,250
Media Content - 1.60%
Entercom Radio LLC
10.500%, 12/01/2019	18,470,000	19,439,675
Townsquare Media, Inc.
6.500%, 04/01/2023 (Acquired 03/24/2015 - 08/28/2015, Cost $22,596,925) (r)	22,546,000	20,150,487
		39,590,162
Medical Products - 3.45%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (Acquired 04/23/2015 - 08/31/2015, Cost $12,895,837) (r)	12,775,000	12,487,563
Grifols Worldwide Operations Ltd.
5.250%, 04/01/2022	19,691,000	19,592,545
Halyard Health, Inc.
6.250%, 10/15/2022	19,393,000	19,865,704
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (Acquired 08/18/2015 - 08/31/2015, Cost $13,545,262) (r)	13,380,000	13,480,350
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (Acquired 07/30/2014 - 08/31/2015, Cost $21,047,955) (r)	20,709,000	20,061,844
		85,488,006
Metals/Mining Excluding Steel - 4.16%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 09/02/2015, Cost $19,611,163) (r)	19,499,000	18,036,575
Horsehead Holding Corp.
9.000%, 06/01/2017 (Acquired 07/24/2014 - 01/08/2015, Cost $8,896,483) (i) (r)	8,845,000	8,358,525
10.500%, 06/01/2017 (Acquired 07/19/2012 - 07/28/2015, Cost $15,139,104) (i) (r)	14,580,000	14,816,925
Kaiser Aluminum Corp.
8.250%, 06/01/2020	10,283,000	10,951,395
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019	18,476,000	5,727,560
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (Acquired 11/23/2010 - 04/06/2015, Cost $12,003,157) (r)	12,110,000	10,111,850
8.250%, 01/15/2021 (Acquired 12/14/2012 - 08/18/2015, Cost $15,615,642) (r)	15,395,000	12,469,950
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (Acquired 12/23/2014 - 09/03/2015, Cost $21,025,272) (r)	21,847,000	22,502,410
		102,975,190
Oil Field Equipment & Services - 4.57%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	13,714,000	11,074,055

Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 09/09/2015, Cost $14,458,678) (r)	14,692,000	12,341,280
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 04/14/2015, Cost $16,659,436) (i) (r)	18,538,000	13,161,980
McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 - 09/02/2015, Cost $20,210,380) (r)	23,346,000	19,610,640
Paragon Offshore PLC
6.750%, 07/15/2022 (Acquired 07/11/2014 - 04/21/2015, Cost $20,029,233) (r)	24,417,000	3,418,380
PHI, Inc.
5.250%, 03/15/2019	26,257,000	22,712,305
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/13/2015, Cost $15,658,782) (r)	16,487,000	12,942,295
Unit Corp.
6.625%, 05/15/2021	21,639,000	17,852,175
		113,113,110
Oil Refining & Marketing - 1.52%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	20,544,000	18,592,320
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	18,678,000	19,200,984
		37,793,304
Packaging - 0.27%
Silgan Holdings, Inc.
5.500%, 02/01/2022	6,531,000	6,694,275
Personal & Household Products - 2.61%
American Greetings Corp.
7.375%, 12/01/2021 (c)	20,665,000	21,569,094
Central Garden & Pet Company
8.250%, 03/01/2018	14,872,000	15,095,080
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020	17,206,000	13,162,590
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 03/30/2015, Cost $16,992,245) (r)	16,632,000	14,760,900
		64,587,664
Pharmaceuticals - 2.11%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (Acquired 08/12/2015 - 09/29/2015, Cost $16,794,734) (r)	16,731,000	16,103,587
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (Acquired 06/24/2015 - 07/27/2015, Cost $12,837,209) (r)	12,602,000	12,507,485
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (Acquired 03/13/2015 - 09/28/2015, Cost $24,975,964) (r)	24,604,000	23,629,682
		52,240,754
Printing & Publishing - 0.91%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 01/27/2014 - 07/06/2015, Cost $26,839,340) (r)	27,200,000	22,678,000
Recreation & Travel - 0.79%
Interval Acquisition Corp.
5.625%, 04/15/2023 (Acquired 04/02/2015 - 04/22/2015, Cost $19,736,226) (r)	19,669,000	19,472,310
Restaurants - 1.37%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (Acquired 09/24/2014 - 08/27/2015, Cost $17,630,523) (r)	17,434,000	17,739,095
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	16,392,000	16,310,040
		34,049,135
Software/Services - 1.06%
First Data Corp.
8.750%, 01/15/2022 (Acquired 11/19/2012 - 02/06/2014, Cost $8,688,950) (r)	8,477,000	8,879,657
VeriSign, Inc.
5.250%, 04/01/2025	17,466,000	17,378,670
		26,258,327
Specialty Retail - 3.38%
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (Acquired 02/18/2015 - 06/15/2015, Cost $20,978,103) (r)	20,475,000	20,756,531
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (Acquired 01/28/2015 - 08/04/2015, Cost $13,105,410) (p) (r)	15,942,000	6,177,525
CST Brands, Inc.
5.000%, 05/01/2023	21,804,000	21,749,490
The Men's Wearhouse, Inc.
7.000%, 07/01/2022	20,306,000	21,019,350
Quiksilver, Inc. / QS Wholesale, Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 05/20/2015, Cost $16,481,300) (d) (r)	16,744,000	13,646,360
10.000%, 08/01/2020 (d)	4,886,000	415,310
		83,764,566
Support - Services - 4.56%
AECOM
5.875%, 10/15/2024 (Acquired 09/17/2014 - 08/27/2015, Cost $26,364,971) (r)	25,745,000	26,002,450
Aguila 3 SA
7.875%, 01/31/2018 (Acquired 07/30/2013 - 03/04/2015, Cost $15,933,746) (r)	15,598,000	15,773,477

Ashtead Capital, Inc.
5.625%, 10/01/2024 (Acquired 09/10/2014 - 06/24/2015, Cost $23,174,804) (r)	22,637,000	22,637,000
Audatex North America, Inc.
6.125%, 11/01/2023 (Acquired 11/12/2014 - 07/24/2015, Cost $18,477,442) (r)	17,853,000	18,009,214
The GEO Group, Inc.
5.875%, 10/15/2024	13,465,000	13,666,975
Outerwall, Inc.
5.875%, 06/15/2021	17,960,000	16,904,850
		112,993,966
Technology Hardware & Equipment - 1.95%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	21,022,000	21,074,555
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/23/2013 - 01/05/2015, Cost $12,454,984) (p) (r)	12,325,000	12,679,344
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (Acquired 05/28/2015 - 08/17/2015, Cost $15,308,431) (r)	15,246,000	14,664,822
		48,418,721
Telecom - Wireless - 1.28%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023	21,115,000	18,158,900
Wind Acquisition Finance SA
7.375%, 04/23/2021 (Acquired 04/08/2014 - 09/03/2015, Cost $13,577,022) (r)	13,672,000	13,535,280
		31,694,180
Telecom - Wireline Integrated & Services - 0.69%
Sable International Finance Ltd.
6.875%, 08/01/2022 (Acquired 07/31/2015 - 09/03/2015, Cost $16,981,719) (r)	16,884,000	17,095,050
Total corporate bonds (Cost $2,334,540,462)		2,131,680,950

ASSET-BACKED SECURITIES - 1.36%
Airlines - 1.36%
U.S. Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	10,826,790	12,166,605
U.S. Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	20,202,242	21,490,135
		33,656,740
Total asset-backed securities (Cost $33,051,606)		33,656,740

CONVERTIBLE BONDS - 1.12%
Auto Parts & Equipment - 0.33%
Meritor, Inc.
7.875%, 03/01/2026	6,089,000	8,288,651
Automakers - 0.37%
Navistar International Corp.
4.750%, 04/15/2019	13,085,000	9,167,678
Energy - Exploration & Production - 0.42%
Cobalt International Energy, Inc.
3.125%, 05/15/2024 (c)	16,235,000	10,288,932
Total convertible bonds (Cost $34,853,771)		27,745,261

TERM LOANS - 2.53%
Department Stores - 1.01%
J.C. Penney Corp., Inc.
6.000%, 05/22/2018 (b) (p)	25,259,825	25,161,185
Energy - Exploration & Production - 0.90%
Fieldwood Energy LLC
8.375%, 09/30/2020 (b) (p)	26,205,000	7,446,544
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	18,295,000	14,818,950
		22,265,494
Metals/Mining Excluding Steel - 0.29%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (i) (p)	10,340,774	7,144,854
Specialty Retail - 0.33%
J.Crew Group, Inc.
4.000%, 03/05/2021 (b) (p)	10,440,885	8,110,323
Total term loans (Cost $82,226,226)		62,681,856

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.12%	Held
Oil Field Equipment & Services - 0.12%
McDermott International, Inc., 6.250%	178,219	2,910,316
Total convertible preferred stocks (Cost $4,532,955)		2,910,316

PREFERRED STOCKS - 3.44%
Banking - 3.38%
Citigroup, Inc., 7.125% (b)	728,339	19,606,886
Countrywide Capital V, 7.000%	706,395	18,133,159
Morgan Stanley Capital Trust III, 6.250%	670,695	17,028,946
Morgan Stanley Capital Trust VIII, 6.450%	183,557	4,620,130
Royal Bank of Scotland Group PLC, 6.600%	972,589	24,334,177
		83,723,298
Energy - Exploration & Production - 0.06%
Lone Pine Resources Canada Ltd. (a) (f) (i)	1,596,813	1,548,909
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
		1,548,909
Total preferred stocks (Cost $82,362,520)		85,272,207

COMMON STOCKS - 0.40%
Automakers - 0.40%
General Motors Company	161,023	4,833,910
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust	334,083	5,074,721
		9,908,631
Energy - Exploration & Production - 0.00%
Lone Pine Resources Canada Ltd. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	3,325,000	0
		0
Total common stocks (Cost $12,111,148)		9,908,631

WARRANTS - 0.11%
Automakers - 0.11%
General Motors Company (a)
Expiration: July 2016, Exercise Price : $10.00	46,747	952,704
Expiration: July 2019, Exercise Price : $18.33	133,142	1,760,137
Total warrants (Cost $2,942,685)		2,712,841
Total long-term investments (Cost $2,586,621,373)		2,356,568,802

	Principal
SHORT-TERM INVESTMENTS - 2.88%	Amount
Time Deposits - 2.88%
Wells Fargo & Company, 0.03%, 10/01/2015*	$71,349,206	71,349,206
Total short-term investments (Cost $71,349,206)		71,349,206

Total investments - 98.00% (Cost $2,657,970,579)		2,427,918,008

Other assets in excess of liabilities - 2.00%		49,618,042

Net assets - 100.00%		$2,477,536,050

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2015.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments, credit default swap contracts and delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $1,548,909, which represented 0.06% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration  or be limited to qualified institutional buyers.  The total market value of these securities was $1,221,871,104, which represented 49.32% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - September 30, 2015
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.25	Goldman Sachs International(4)	5.00%	12/20/2020	$(25,000,000)	$(62,614)	$39,723	$102,337

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of September 30, 2015 was A3.

The cost basis of investments, excluding foreign currency transactions, futures contracts and credit default swap contracts, for federal income tax purposes at September 30, 2015 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$543,027,487	$745,438,082	$3,069,787,226
Gross unrealized appreciation	37,348,485	37,649,680	222,020,882
Gross unrealized depreciation	(107,874,016)	(148,726,895)	(550,791,751)
Net unrealized depreciation	$(70,525,531)	$(111,077,215)	$(328,770,869)

	Small Cap Value Fund	Small Cap Diversified Value Fund	Global Value Fund
Cost of investments	$1,099,456,583	$15,803,077	$6,036,028
Gross unrealized appreciation	114,626,310	467,923	245,840
Gross unrealized depreciation	(190,079,740)	(2,498,427)	(871,900)
Net unrealized depreciation	$(75,453,430)	$(2,030,504)	$(626,060)

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$658,053,504	$62,707,900	$2,657,970,579
Gross unrealized appreciation	29,114,083	1,705,750	21,914,045
Gross unrealized depreciation	(84,587,243)	(6,811,578)	(251,966,616)
Net unrealized depreciation	$(55,473,160)	$(5,105,828)	$(230,052,571)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as information regarding other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2015:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$463,521,018	$628,491,367	$2,454,821,579	$956,598,246	$13,295,403
Investment Companies	-	-	-	15,190,860	420,276
Money Market Funds	8,566,895	5,492,820	60,688,831	12,670,994	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	147,893,175	10,227,865	-
Industrials	-	-	76,320,298	-	-
Time Deposits	414,043	376,680	1,292,474	29,315,188	56,894
Level 3 -- Significant unobservable inputs	-	-	-	-	-
Total Investments	$472,501,956	$634,360,867	$2,741,016,357	$1,024,003,153	$13,772,573

	Global Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$3,157,471	$395,113,444	$31,457,998	$9,908,631
Investment Companies	-	881,275	270,281	-
Preferred Stocks	-	1,119,509	922,838	83,723,298
Convertible Preferred Stocks	-	-	28,101	-
Warrants	-	3,802,877	-	2,712,841
Money Market Funds	-	4,862,950	-	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	302,348	-	-	-
Consumer Staples	141,342	-	-	-
Energy	325,649	23,517,608	874,860	-
Financials	322,209	15,097,259	488,962	-
Health Care	158,732	-	-	-
Industrials	833,954	65,808,666	173,593	-
Information Technology	91,774	5,889,449	-	-
Telecommunication Services	34,383	-	-	-
Preferred Stocks:
Financials	-	155,474	-	-
Convertible Preferred Stocks:
Energy/Oil Field Equipment & Services	-	-	56,632	2,910,316
Convertible Bonds	-	4,631,250	550,729	27,745,261
Corporate Bonds	-	48,287,180	20,559,358	2,131,680,950
Asset-Backed Securities	-	-	-	33,656,740
Term Loans	-	22,375,128	972,280	62,681,856
Time Deposits	42,106	11,038,275	1,234,795	71,349,206
Level 3 -- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary/Automakers	-	-	0	0
Energy/Energy - Exploration & Production	-	-	0	0
Preferred Stocks:
Energy/Energy - Exploration & Production	-	-	11,645	1,548,909
Corporate Bonds	-	-	-	0
Total Investments	$5,409,968	$602,580,344	$57,602,072	$2,427,918,008

Other Financial Instruments
Level 1 -- Quoted prices in an active market		$-	$-	$-
Level 2 -- Other significant observable market inputs:
Futures Contracts *		447,175	-	-
Credit Default Swap Contracts *		-	2,579	102,337
Level 3 -- Significant unobservable inputs		-	-	-

Total Other Financial Instruments		$447,175	$2,579	$102,337

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $391,862 for the Global Value Fund and $33,341,298 for the Value Opportunities Fund using market values as of September 30, 2015. The transfers were due to securities being fair valued as a result of market movements following the close of local trading on September 30, 2015. There were no transfers from Level 2 to Level 1 for the Global Value Fund and Value Opportunities Fund.  There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2015 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Capital Income Fund and High Yield Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2015, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $610,000 and $51,115,000, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Hotchkis & Wiley Funds

By (Signature and Title)            /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date                 November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date                 November 25, 2015

By (Signature and Title)            /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer

Date                 November 25, 2015